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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

Portfolio of Investments
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 3.5%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 3.5%
State of California(a),(b)
Unlimited General Obligation Bonds
Kindergarten
VRDN Series 2013A2 (State Street)
05/01/2034	0.650%	7,820,000	7,820,000
VRDN Subordinated Series 2010B-7 (JPMorgan Chase Bank)
05/01/2040	0.670%	7,140,000	7,140,000
Total			14,960,000
Total Floating Rate Notes (Cost $14,960,000)			14,960,000

Municipal Bonds 91.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.9%
City of Los Angeles Department of Airports
Revenue Bonds
Subordinated Series 2017B
05/15/2029	5.000%	330,000	393,753
05/15/2030	5.000%	500,000	594,330
Subordinated Refunding Revenue Bonds
Series 2015C
05/15/2029	5.000%	2,410,000	2,807,216
County of Orange Airport
Revenue Bonds
Series 2009A
07/01/2025	5.250%	1,500,000	1,577,955
County of Sacramento Airport System
Refunding Revenue Bonds
Subordinated Series 2016B
07/01/2036	5.000%	1,750,000	1,994,545
Unrefunded Revenue Bonds
Series 2008A (AGM)
07/01/2023	5.000%	870,000	882,980
Norman Y. Mineta San Jose International Airport
Refunding Revenue Bonds
Series 2014B
03/01/2027	5.000%	2,000,000	2,314,580
Series 2014C
03/01/2030	5.000%	2,500,000	2,876,350
San Diego County Regional Airport Authority
Refunding Revenue Bonds
Subordinated Series 2017A
07/01/2033	5.000%	1,000,000	1,175,500
07/01/2034	5.000%	700,000	820,330
Subordinated Revenue Bonds
Series 2010A
07/01/2024	5.000%	1,000,000	1,077,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/01/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	555,000	616,228
San Francisco City & County Airports Commission - San Francisco International Airport
Refunding Revenue Bonds
2nd Series 2009C (AGM)
05/01/2018	5.000%	1,825,000	1,841,845
2nd Series 2016A
05/01/2026	5.000%	1,975,000	2,384,970
Total			21,358,042
Charter Schools 3.4%
California School Finance Authority(c)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2029	5.000%	1,100,000	1,227,952
08/01/2030	5.000%	1,505,000	1,675,817
08/01/2031	5.000%	925,000	1,028,267
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2030	5.000%	1,700,000	1,896,537
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,010,000	1,090,477
KIPP Los Angeles Projects
Series 2015A
07/01/2035	5.000%	1,250,000	1,417,713
Series 2017
07/01/2037	5.000%	3,090,000	3,482,708
River Springs Charter School Project
Series 2015
07/01/2025	5.250%	2,000,000	2,224,000
California School Finance Authority
Revenue Bonds
KIPP Los Angeles Projects
Series 2014A
07/01/2034	5.000%	600,000	673,248
Total			14,716,719
Health Services 0.3%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2032	5.000%	1,120,000	1,277,931

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 4.2%
California Educational Facilities Authority
Refunding Revenue Bonds
Loma Linda University
Series 2017A
04/01/2034	5.000%	1,485,000	1,702,137
04/01/2035	5.000%	2,000,000	2,283,900
Revenue Bonds
California Lutheran University
Series 2008
10/01/2021	5.250%	1,230,000	1,260,086
Chapman University
Series 2015
04/01/2026	5.000%	1,000,000	1,169,440
University of Southern California
Series 2009C
10/01/2024	5.250%	3,000,000	3,624,090
California Municipal Finance Authority
Refunding Revenue Bonds
Azusa Pacific University
Series 2015B
04/01/2025	5.000%	395,000	459,673
04/01/2026	5.000%	1,000,000	1,151,680
Biola University
Series 2017
10/01/2031	5.000%	540,000	638,453
10/01/2032	5.000%	615,000	723,142
Revenue Bonds
Biola University
Series 2013
10/01/2024	5.000%	505,000	575,851
10/01/2028	5.000%	840,000	939,405
California Municipal Finance Authority(c)
Revenue Bonds
California Baptist University
Series 2016A
11/01/2026	4.000%	1,000,000	1,040,580
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2032	5.000%	1,135,000	1,253,778
California Statewide Communities Development Authority
Revenue Bonds
California Baptist University
Series 2014A
11/01/2023	5.125%	715,000	779,657
Lancer Plaza Project
Series 2013
11/01/2023	5.125%	670,000	717,825
Total			18,319,697
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 9.6%
ABAG Finance Authority for Nonprofit Corps.
Revenue Bonds
Sharp Healthcare
Series 2011A
08/01/2024	5.250%	2,750,000	3,052,197
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars Sinai Medical Center
Series 2015
11/15/2028	5.000%	1,000,000	1,197,740
El Camino Hospital
Series 2015A
02/01/2027	5.000%	1,500,000	1,725,405
Marshall Medical Center
Series 2015
11/01/2023	5.000%	325,000	373,675
Sutter Health
Series 2017A
11/15/2033	5.000%	1,000,000	1,178,700
Sutter Health Obligation Group
Series 2011D
08/15/2026	5.000%	2,250,000	2,476,890
Revenue Bonds
Children’s Hospital of Orange County
Series 2009
11/01/2021	6.000%	2,000,000	2,163,640
City of Hope Obligation Group
Series 2012A
11/15/2021	5.000%	600,000	668,988
Dignity Health
Series 2009E
07/01/2025	5.625%	1,500,000	1,578,210
El Camino Hospital
Series 2017
02/01/2033	5.000%	2,500,000	2,877,375
02/01/2034	5.000%	500,000	574,205
Kaiser Permanente
Subordinated Series 2017A-1-G
11/01/2027	5.000%	1,875,000	2,290,912
Lucile Salter Packard Children’s Hospital
Series 2014
08/15/2028	5.000%	300,000	342,651
Series 2017
11/15/2034	5.000%	250,000	293,510
11/15/2035	5.000%	270,000	316,238
Providence Health & Services
Series 2014A
10/01/2030	5.000%	1,500,000	1,724,565

2	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2015A
02/01/2027	5.000%	1,200,000	1,370,796
Series 2017A
02/01/2033	5.000%	2,770,000	3,131,707
California Statewide Communities Development Authority
Refunding Revenue Bonds
Enloe Medical Center
Series 2015
08/15/2030	5.000%	1,990,000	2,304,619
Huntington Memorial Hospital
Series 2014B
07/01/2033	5.000%	2,300,000	2,579,358
Revenue Bonds
Henry Mayo Newhall Memorial
Series 2014A (AGM)
10/01/2027	5.000%	1,000,000	1,128,260
Kaiser Permanente
Series 2009A
04/01/2019	5.000%	2,000,000	2,084,460
Loma Linda University Medical Center
Series 2014
12/01/2034	5.250%	3,000,000	3,289,620
Sutter Health
Series 2011A
08/15/2026	5.500%	1,000,000	1,087,940
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2034	5.000%	500,000	563,695
01/01/2036	4.000%	1,000,000	1,025,520
Total			41,400,876
Joint Power Authority 3.8%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Pacific Gas and Electric
Series 2017E
11/01/2026	1.750%	1,000,000	984,350
M-S-R Public Power Agency
Subordinated Revenue Bonds
Lien
Series 2008L (AGM)
07/01/2021	5.000%	2,500,000	2,537,400
Northern California Power Agency
Refunding Revenue Bonds
Hydroelectric Project No. 1
Series 2008C (AGM)
07/01/2022	5.000%	3,000,000	3,044,760
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northern California Transmission Agency
Refunding Revenue Bonds
California-Oregon Project
Series 2016
05/01/2032	5.000%	1,500,000	1,746,255
Southern California Public Power Authority
Refunding Revenue Bonds
Series 2008A
07/01/2022	5.000%	2,000,000	2,031,180
Series 2015C
07/01/2026	5.000%	5,000,000	5,928,500
Total			16,272,445
Local Appropriation 2.2%
City & County of San Francisco
Certificate of Participation
Multiple Capital Improvement Projects
Series 2009B
04/01/2024	5.000%	1,495,000	1,555,473
Los Angeles County Public Works Financing Authority
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,750,000	2,109,030
Oakland Joint Powers Financing Authority
Refunding Revenue Bonds
Oakland Administration Buildings
Series 2008B (AGM)
08/01/2022	5.000%	2,000,000	2,035,960
Riverside Public Financing Authority
Refunding Revenue Bonds
Series 2012A
11/01/2027	5.000%	2,145,000	2,406,025
11/01/2028	5.000%	1,155,000	1,293,346
Total			9,399,834
Local General Obligation 9.5%
Compton Community College District
Unlimited General Obligation Refunding Bonds
Series 2012
07/01/2022	5.000%	2,095,000	2,376,296
Compton Unified School District(d)
Unlimited General Obligation Bonds
Election of 2002 - Capital Appreciation
Series 2006C (AMBAC)
06/01/2023	0.000%	2,025,000	1,795,426
06/01/2024	0.000%	1,925,000	1,651,015
Culver City School Facilities Financing Authority
Revenue Bonds
Unified School District
Series 2005 (AGM)
08/01/2023	5.500%	1,490,000	1,778,181

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
East Side Union High School District
Unlimited General Obligation Refunding Bonds
2012 Crossover
Series 2006 (AGM)
09/01/2020	5.250%	1,280,000	1,401,382
Long Beach Unified School District(d)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2031	0.000%	1,375,000	838,035
Monterey Peninsula Community College District(d)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2028	0.000%	2,125,000	1,549,741
Oakland Unified School District/Alameda County
Unlimited General Obligation Bonds
Series 2015A
08/01/2025	5.000%	650,000	781,625
Palomar Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2006
Series 2010B
08/01/2022	0.000%	2,140,000	1,952,450
Pomona Unified School District(d)
Unlimited General Obligation Bonds
Election 2008
Series 2016G (AGM)
08/01/2032	0.000%	1,000,000	591,920
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	3,785,000	2,407,374
Rancho Santiago Community College District
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
09/01/2019	5.250%	1,000,000	1,060,940
Rescue Union School District(d)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 1998
Series 2005 (NPFGC)
09/01/2026	0.000%	1,100,000	862,851
Salinas Union High School District(d)
Unlimited General Obligation Bonds
BAN Series 2015
08/01/2020	0.000%	4,725,000	4,510,107
San Mateo Foster City School District
Revenue Bonds
Series 2005 (AGM)
08/15/2019	5.500%	2,000,000	2,123,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Saugus Union School District
Unlimited General Obligation Refunding Bonds
Series 2006 (NPFGC)
08/01/2021	5.250%	2,375,000	2,672,160
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2028	5.000%	1,000,000	1,145,670
08/01/2032	5.000%	1,500,000	1,686,150
Simi Valley Unified School District
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2025	5.000%	1,000,000	1,202,500
08/01/2026	5.000%	2,000,000	2,433,580
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2011 (AGM)
08/01/2023	5.250%	3,000,000	3,360,120
Series 2012
08/01/2027	5.000%	2,365,000	2,685,055
Total			40,866,118
Multi-Family 1.1%
California Municipal Finance Authority
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2035	5.000%	400,000	437,396
Caritas Affordable Housing
Senior Series 2014
08/15/2030	5.000%	1,000,000	1,100,010
California Statewide Communities Development Authority
Refunding Revenue Bonds
University of California Irvine East Campus Apartments
Series 2012
05/15/2019	5.000%	1,000,000	1,041,910
05/15/2020	5.000%	750,000	802,448
Revenue Bonds
Series 2017
05/15/2032	5.000%	1,000,000	1,158,370
Total			4,540,134
Municipal Power 4.3%
City of Redding Electric System
Refunding Revenue Bonds
Series 2017
06/01/2029	5.000%	1,250,000	1,509,750
City of Riverside Electric
Revenue Bonds
Series 2008D (AGM)
10/01/2023	5.000%	1,000,000	1,023,620

4	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Santa Clara Electric
Refunding Revenue Bonds
Series 2011A
07/01/2029	5.375%	1,000,000	1,117,490
City of Vernon Electric System
Unrefunded Revenue Bonds
Series 2009A
08/01/2021	5.125%	1,910,000	2,005,424
Imperial Irrigation District Electric System
Refunding Revenue Bonds
Series 2011D
11/01/2022	5.000%	2,860,000	3,202,256
11/01/2023	5.000%	1,040,000	1,163,656
Los Angeles Department of Water & Power System
Revenue Bonds
Power System
Series 2009B
07/01/2023	5.250%	2,000,000	2,112,040
Series 2014D
07/01/2033	5.000%	1,700,000	1,970,028
Redding Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2015A
06/01/2031	5.000%	1,045,000	1,190,631
Sacramento Municipal Utility District
Unrefunded Revenue Bonds
Series 2008U (AGM)
08/15/2021	5.000%	920,000	938,621
Turlock Irrigation District
Refunding Revenue Bonds
First Priority
Subordinated Series 2014
01/01/2030	5.000%	850,000	983,373
01/01/2031	5.000%	1,000,000	1,153,050
Total			18,369,939
Other Bond Issue 1.3%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Salvation Army Western Territory (The)
Series 2016
09/01/2033	4.000%	400,000	422,604
09/01/2034	4.000%	600,000	632,070
Walt Disney Family Museum
Series 2016
02/01/2032	4.000%	350,000	371,651
02/01/2033	4.000%	500,000	527,305
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2028	5.000%	635,000	726,923
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of San Diego
Refunding Revenue Bonds
Sanford Burnham Prebys Medical Discovery Group
Series 2015
11/01/2025	5.000%	350,000	413,430
Long Beach Bond Finance Authority
Refunding Revenue Bonds
Aquarium of the Pacific
Series 2012
11/01/2027	5.000%	2,210,000	2,454,912
Total			5,548,895
Ports 1.0%
Port of Los Angeles
Revenue Bonds
Series 2009A
08/01/2023	5.250%	2,000,000	2,112,780
San Diego Unified Port District
Refunding Revenue Bonds
Series 2013A
09/01/2027	5.000%	1,000,000	1,141,760
09/01/2028	5.000%	1,100,000	1,255,936
Total			4,510,476
Prepaid Gas 0.6%
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2029	6.125%	2,000,000	2,458,560
Recreation 1.0%
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
Segerstrom Center for the Arts
Series 2016
07/01/2026	5.000%	2,000,000	2,378,900
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2025	5.000%	1,665,000	1,912,869
Total			4,291,769
Refunded / Escrowed 8.1%
California Educational Facilities Authority
Revenue Bonds
Pitzer College
Series 2009 Escrowed to Maturity
04/01/2019	5.000%	1,610,000	1,677,217
California Health Facilities Financing Authority
Prerefunded 07/01/19 Revenue Bonds
Dignity Health
Series 2009A
07/01/2029	6.000%	1,250,000	1,329,287

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Insured Episcopal Home
Series 2010B Escrowed to Maturity
02/01/2019	5.100%	140,000	142,393
California State Public Works Board
Prerefunded 03/01/20 Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/2022	5.250%	2,000,000	2,153,900
California State University
Prerefunded 05/01/19 Revenue Bonds
Systemwide
Series 2009A
11/01/2022	5.250%	2,500,000	2,619,500
City & County of San Francisco
Prerefunded 06/15/20 Unlimited General Obligation Bonds
Earthquake Safety
Series 2010E
06/15/2027	5.000%	3,380,000	3,647,730
City of Los Angeles
Prerefunded 09/01/21 Unlimited General Obligation Bonds
Series 2011A
09/01/2025	5.000%	3,000,000	3,356,880
City of Los Angeles Wastewater System
Prerefunded 06/01/19 Revenue Bonds
Series 2009A
06/01/2025	5.750%	1,110,000	1,172,804
06/01/2025	5.750%	890,000	941,567
City of Newport Beach
Prerefunded 12/01/21 Revenue Bonds
Hoag Memorial Hospital Presbyterian
Series 2011
12/01/2030	5.875%	1,000,000	1,154,570
Long Beach Community College District
Prerefunded 08/01/22 Unlimited General Obligation Bonds
2008 Election
Series 2012B
08/01/2023	5.000%	700,000	796,026
Pasadena Public Financing Authority
Prerefunded 03/01/21 Revenue Bonds
Rose Bowl Renovation
Series 2010A
03/01/2026	5.000%	2,500,000	2,754,475
Pico Rivera Public Financing Authority
Prerefunded 09/01/19 Revenue Bonds
Series 2009
09/01/2026	5.250%	1,085,000	1,148,831
San Diego Public Facilities Financing Authority Sewer
Prerefunded 05/15/19 Revenue Bonds
Senior Series 2009B
05/15/2025	5.250%	1,500,000	1,573,920
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Public Facilities Financing Authority Water
Prerefunded 08/01/20 Revenue Bonds
Series 2010A
08/01/2024	5.000%	2,000,000	2,169,400
San Francisco City & County Airport Commission - San Francisco International Airport
Prerefunded 05/03/21 Revenue Bonds
Series 2011-2
05/01/2026	5.250%	1,445,000	1,613,429
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
San Francisco Redevelopment Projects
Series 2009B Escrowed to Maturity
08/01/2018	5.000%	1,255,000	1,278,004
San Mateo Joint Powers Financing Authority
Prerefunded 07/15/18 Revenue Bonds
Youth Services Campus
Series 2008A
07/15/2028	5.250%	2,275,000	2,316,450
Sulphur Springs Union School District
Prerefunded 09/01/22 Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	520,000	593,580
09/01/2029	5.000%	585,000	667,778
Tuolumne Wind Project Authority
Prerefunded 01/01/19 Revenue Bonds
Tuolumne Co. Project
Series 2009
01/01/2022	5.000%	1,000,000	1,033,220
University of California
Prerefunded 05/15/19 Revenue Bonds
Series 2009O
05/15/2020	5.000%	1,000,000	1,046,760
Total			35,187,721
Retirement Communities 5.3%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2024	5.375%	2,795,000	3,122,406
Series 2012
07/01/2021	5.000%	1,000,000	1,114,270
Revenue Bonds
Odd Fellows Home of California
Series 2012-A
04/01/2032	5.000%	4,750,000	5,346,315

6	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Refunding Revenue Bonds
Northern California Presbyterian Homes
Series 2015
07/01/2028	5.000%	310,000	359,414
07/01/2029	5.000%	300,000	346,509
California Municipal Finance Authority
Refunding Revenue Bonds
Retirement Housing Foundation
Series 2017
11/15/2029	5.000%	390,000	473,425
11/15/2030	5.000%	600,000	734,502
California Statewide Communities Development Authority(c)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2019	5.000%	375,000	387,547
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2024	5.000%	2,575,000	2,981,515
10/01/2026	5.000%	1,000,000	1,155,240
Episcopal Communities and Services
Series 2012
05/15/2027	5.000%	1,520,000	1,699,725
Front Porch Communities and Services
Series 2017
04/01/2030	5.000%	150,000	172,965
Revenue Bonds
Insured Redwoods Project
Series 2013
11/15/2028	5.000%	1,000,000	1,147,210
City of La Verne
Refunding Certificate of Participation
Brethren Hillcrest Homes
Series 2014
05/15/2024	5.000%	310,000	343,155
05/15/2025	5.000%	530,000	577,870
05/15/2026	5.000%	700,000	758,513
05/15/2029	5.000%	1,135,000	1,211,476
Los Angeles County Regional Financing Authority
Revenue Bonds
Montecedro, Inc. Project
Series 2014A
11/15/2034	5.000%	1,000,000	1,126,990
Total			23,059,047
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.3%
Berkeley Joint Powers Financing Authority
Revenue Bonds
Series 2016 (BAM)
06/01/2032	4.000%	500,000	531,665
06/01/2033	4.000%	415,000	439,717
06/01/2034	4.000%	250,000	263,953
Total			1,235,335
Special Property Tax 13.9%
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2023	5.000%	1,070,000	1,188,010
City of Irvine
Refunding Special Assessment Bonds
Limited Obligation Reassessment District
Series 2015
09/02/2025	5.000%	1,300,000	1,550,939
Concord Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014 (BAM)
03/01/2025	5.000%	840,000	992,208
County of El Dorado
Refunding Special Tax Bonds
Community Facilities District No. 92-1
Series 2012
09/01/2026	5.000%	630,000	702,374
09/01/2027	5.000%	805,000	897,108
Emeryville Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2014A (AGM)
09/01/2023	5.000%	2,415,000	2,799,879
09/01/2026	5.000%	1,000,000	1,169,310
09/01/2027	5.000%	1,000,000	1,165,980
09/01/2030	5.000%	815,000	942,189
09/01/2031	5.000%	590,000	680,134
Garden Grove Agency Community Development Successor Agency
Refunding Tax Allocation Bonds
Garden Grove Community Project
Series 2016 (BAM)
10/01/2030	5.000%	1,040,000	1,200,982
10/01/2031	5.000%	1,640,000	1,887,410
Glendale Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Central Glendale Redevelopment
Subordinated Series 2013 (AGM)
12/01/2021	5.000%	755,000	844,317

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Inglewood Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Merged Redevelopment Project
Subordinated Series 2017 (BAM)
05/01/2032	5.000%	500,000	579,770
05/01/2033	5.000%	1,000,000	1,151,700
Irvine Unified School District
Refunding Special Tax Bonds
Series 2015
09/01/2030	5.000%	2,065,000	2,354,905
09/01/2031	5.000%	2,720,000	3,094,381
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2029	5.000%	530,000	602,350
09/01/2030	5.000%	625,000	707,500
09/01/2032	5.000%	625,000	703,900
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2030	5.000%	1,500,000	1,697,505
Long Beach Bond Finance Authority
Tax Allocation Bonds
Industrial Redevelopment Project Areas
Series 2002B (AMBAC)
11/01/2019	5.500%	1,070,000	1,142,161
Los Angeles Community Facilities District
Refunding Special Tax Bonds
Playa Vista-Phase 1
Series 2014
09/01/2030	5.000%	1,000,000	1,128,150
Los Angeles County Redevelopment Authority
Refunding Tax Allocation Bonds
Los Angeles Bunker Hill Project
Series 2014C (AGM)
12/01/2028	5.000%	3,000,000	3,498,900
Oakland Redevelopment Successor Agency
Subordinated Refunding Tax Allocation Bonds
Series 2013
09/01/2022	5.000%	2,000,000	2,266,020
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A (BAM)
10/01/2029	5.000%	890,000	1,059,946
10/01/2030	5.000%	350,000	414,330
Poway Unified School District
Special Tax Bonds
Community Facilities District No. 6-4S Ranch
Series 2012
09/01/2028	5.000%	1,770,000	1,933,884
09/01/2029	5.000%	1,200,000	1,306,800
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Poway Unified School District Public Financing Authority
Special Tax Refunding Bonds
Series 2015B
09/01/2026	5.000%	995,000	1,166,538
Rancho Cucamonga Redevelopment Agency Successor Agency
Tax Allocation Bonds
Rancho Redevelopment Project Area
Series 2014
09/01/2030	5.000%	700,000	810,166
Series 2014 (AGM)
09/01/2027	5.000%	2,200,000	2,565,156
Riverside County Public Financing Authority
Tax Allocation Bonds
Project Area #1-Desert Communities
Series 2016 (BAM)
10/01/2031	4.000%	2,500,000	2,654,100
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay North Redevelopment Project
Series 2016
08/01/2030	5.000%	275,000	321,148
08/01/2031	5.000%	355,000	413,114
Mission Bay South Redevelopment Project
Series 2016
08/01/2031	5.000%	670,000	777,481
08/01/2032	5.000%	580,000	670,677
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2029	5.000%	225,000	258,541
08/01/2030	5.000%	175,000	200,636
San Mateo Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2015A
08/01/2028	5.000%	1,860,000	2,130,946
08/01/2029	5.000%	1,000,000	1,141,310
Semitropic Improvement District
Refunding Revenue Bonds
Series 2015A 2nd Lien (AGM)
12/01/2023	5.000%	300,000	350,730
12/01/2024	5.000%	400,000	475,124
Sulphur Springs Union School District
Unrefunded Special Tax Bonds
Community Facilities District
Series 2012
09/01/2028	5.000%	530,000	579,788
09/01/2029	5.000%	595,000	649,823
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2029	5.000%	1,200,000	1,372,992

8	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tustin Community Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Series 2016
09/01/2032	4.000%	2,295,000	2,445,965
Vista Redevelopment Agency Successor Agency
Tax Allocation Refunding Bonds
Series 2015B1 (AGM)
09/01/2024	5.000%	580,000	682,086
09/01/2026	5.000%	700,000	822,262
Total			60,151,625
State Appropriated 3.7%
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	1,500,000	1,696,245
Revenue Bonds
Department of Corrections and Rehabilitation
Series 2014C
10/01/2022	5.000%	1,925,000	2,198,408
Series 2015A
06/01/2028	5.000%	1,175,000	1,371,460
Various Capital Projects
Series 2011A
10/01/2020	5.000%	2,000,000	2,177,160
Series 2013I
11/01/2028	5.250%	3,000,000	3,498,390
Series 2014E
09/01/2030	5.000%	1,500,000	1,725,225
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	3,000,000	3,438,690
Total			16,105,578
State General Obligation 3.9%
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/2024	5.000%	5,000,000	5,449,350
Various Purpose
Series 2009
04/01/2026	5.625%	2,000,000	2,096,460
10/01/2029	5.250%	1,500,000	1,592,580
Series 2011
10/01/2019	5.000%	4,000,000	4,234,560
Unlimited General Obligation Refunding Bonds
Series 2014
08/01/2032	5.000%	3,000,000	3,474,480
Total			16,847,430
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 2.1%
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	4,000,000	4,633,960
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	4,000,000	4,556,880
Total			9,190,840
Turnpike / Bridge / Toll Road 1.9%
Bay Area Toll Authority
Refunding Revenue Bonds
Subordinated Series 2017
04/01/2031	4.000%	2,000,000	2,185,980
Foothill-Eastern Transportation Corridor Agency(d)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	2,669,950
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3
01/15/2053	5.500%	3,000,000	3,394,560
Total			8,250,490
Water & Sewer 5.4%
Central Coast Water Authority
Refunding Revenue Bonds
State Water Project Regional Facilities
Series 2016
10/01/2021	5.000%	5,000,000	5,572,250
City of Fresno Sewer System
Revenue Bonds
Series 2008A
09/01/2023	5.000%	1,000,000	1,021,320
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2025	5.000%	700,000	837,312
11/15/2026	5.000%	1,000,000	1,190,650
Kern County Water Agency Improvement District No. 4
Refunding Revenue Bonds
Series 2016A (AGM)
05/01/2027	5.000%	2,300,000	2,748,753
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2024	5.000%	1,050,000	1,239,840
10/01/2025	5.000%	1,100,000	1,310,969

Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oxnard Financing Authority
Revenue Bonds
Project
Series 2006
06/01/2031	5.000%	4,315,000	4,325,356
Semitropic Improvement District
Refunding Revenue Bonds
Series 2012A
12/01/2023	5.000%	2,850,000	3,257,294
Stockton Public Financing Authority
Refunding Revenue Bonds
Series 2014 (BAM)
09/01/2028	5.000%	1,500,000	1,742,010
Total			23,245,754
Total Municipal Bonds (Cost $380,185,832)			396,605,255
Money Market Funds 1.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(e)	4,263,529	4,263,529
Total Money Market Funds (Cost $4,263,529)		4,263,529
Total Investments (Cost: $399,409,361)		415,828,784
Other Assets & Liabilities, Net		15,915,033
Net Assets		431,743,817

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $16,725,376, which represents 3.87% of net assets.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
10	Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free California Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	14,960,000	—	14,960,000
Municipal Bonds	—	396,605,255	—	396,605,255
Money Market Funds	4,263,529	—	—	4,263,529
Total Investments	4,263,529	411,565,255	—	415,828,784
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free California Intermediate Muni Bond Fund | Quarterly Report 2018	11

Portfolio of Investments
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 2.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.8%
Grossmont Union High School District(a),(b),(c)
Prerefunded 08/01/18 Unlimited General Obligation Bonds
Election of 2004
VRDN Series 2008 (JPMorgan Chase Bank)
02/01/2018	1.360%	4,545,000	4,545,000
Unlimited General Obligation Bonds
Election of 2008
VRDN Series 2010B (JPMorgan Chase Bank)
08/01/2018	1.360%	4,850,000	4,850,000
Total			9,395,000
Colorado 0.3%
City & County of Denver(b),(c)
Refunding Certificate of Participation
VRDN Series 2008A2 (JPMorgan Chase Bank)
12/01/2029	0.950%	3,750,000	3,750,000
Massachusetts 0.1%
Massachusetts Health & Educational Facilities Authority(b),(c)
Revenue Bonds
Baystate Medical Center
VRDN Series 2009J-2 (JPMorgan Chase Bank)
07/01/2044	0.900%	1,000,000	1,000,000
New York 0.5%
New York City Transitional Finance Authority Future Tax Secured(b),(c)
Revenue Bonds
Future Tax
VRDN Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	1.000%	2,000,000	2,000,000
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
VRDN Series 2012 (State Street Bank)
06/15/2032	0.980%	4,000,000	4,000,000
Total			6,000,000
Pennsylvania 0.5%
Geisinger Authority(b),(c)
Revenue Bonds
Geisinger Health System
VRDN Series 2013 (Wells Fargo Bank)
10/01/2043	0.970%	6,000,000	6,000,000
Tennessee 0.4%
Metropolitan Government of Nashville & Davidson County Water & Sewer(a),(b),(c)
Revenue Bonds
VRDN Series 1977 Escrowed to Maturity (JPMorgan Chase Bank)
07/01/2021	1.310%	5,000,000	5,000,000
Total Floating Rate Notes (Cost $31,145,000)			31,145,000

Municipal Bonds 82.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 1.3%
Alabama 21st Century Authority
Revenue Bonds
Series 2012A
06/01/2018	5.000%	1,250,000	1,265,350
Alabama Federal Aid Highway Finance Authority
Revenue Bonds
Grant Anticipation - GARVEE
Series 2012
09/01/2020	5.000%	2,210,000	2,388,678
Black Belt Energy Gas District
Revenue Bonds
Series 2016A
07/01/2046	4.000%	5,000,000	5,285,750
Industrial Development Board of the City of Mobile
Revenue Bonds
Alabama Power Co.-Barry Plant
Series 2015
07/15/2034	1.625%	3,250,000	3,242,785
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2018	5.000%	1,295,000	1,321,936
10/01/2019	5.000%	1,275,000	1,337,896
10/01/2020	5.000%	1,280,000	1,378,061
Total			16,220,456
Alaska 1.1%
Alaska Industrial Development & Export Authority
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	5,300,000	5,383,634
Alaska Railroad Corp.
Refunding Revenue Bonds
Sections 5307 & 5337
Series 2015
08/01/2018	5.000%	4,500,000	4,576,140
Municipality of Anchorage
Unlimited General Obligation Refunding Bonds
General Purpose
Series 2014B
09/01/2019	5.000%	3,645,000	3,842,304
Total			13,802,078
Arizona 0.6%
Arizona Health Facilities Authority
Refunding Revenue Bonds
Banner Health
Series 2015A
01/01/2021	5.000%	2,435,000	2,656,658

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Glendale
Limited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2019	4.000%	1,350,000	1,395,104
Maricopa County Industrial Development Authority
Revenue Bonds
Banner Health
Series 2017B
01/01/2048	5.000%	3,000,000	3,404,070
Total			7,455,832
Arkansas 0.9%
Arkansas Development Finance Authority
Refunding Revenue Bonds
Baptist Health
Series 2015A
12/01/2018	5.000%	2,640,000	2,717,721
12/01/2019	5.000%	8,095,000	8,593,895
Total			11,311,616
California 3.0%
Brea Redevelopment Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Series 2013
08/01/2018	5.000%	995,000	1,013,388
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2019	5.000%	1,635,000	1,684,671
02/01/2020	5.000%	1,100,000	1,165,406
02/01/2021	5.000%	1,200,000	1,303,128
02/01/2022	5.000%	1,000,000	1,109,010
California Pollution Control Financing Authority(d)
Revenue Bonds
Waste Management Project
Series 2017 AMT
07/01/2031	1.600%	9,000,000	9,016,560
California Statewide Communities Development Authority(a)
Refunding Revenue Bonds
California Baptist University
Series 2017A
11/01/2022	3.000%	2,000,000	2,001,040
County of Los Angeles(e)
Certificate of Participation
Capital Appreciation - Disney Parking Project
Series 1993 (AMBAC)
09/01/2019	0.000%	7,650,000	7,453,854
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Norman Y. Mineta San Jose International Airport(d)
Refunding Revenue Bonds
Series 2017A AMT
03/01/2021	5.000%	2,750,000	3,013,395
03/01/2022	5.000%	1,750,000	1,956,167
Palm Desert Redevelopment Agency
Refunding Tax Allocation Bonds
Series 2017A
10/01/2019	4.000%	950,000	988,864
Series 2017A (BAM)
10/01/2021	5.000%	850,000	947,929
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2018	4.000%	875,000	885,413
11/01/2019	4.000%	1,500,000	1,538,970
11/01/2020	5.000%	2,235,000	2,378,085
Total			36,455,880
Colorado 1.5%
City & County of Denver Airport System(d)
Revenue Bonds
Series 2011A AMT
11/15/2021	5.000%	5,000,000	5,553,850
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2015
06/01/2018	3.000%	550,000	552,591
06/01/2019	4.000%	900,000	922,779
Series 2017
06/01/2019	5.000%	950,000	986,318
06/01/2021	5.000%	700,000	758,366
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2015A
09/01/2019	5.000%	1,000,000	1,048,350
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017
11/15/2038	5.000%	3,650,000	4,013,211
11/15/2047	4.000%	4,700,000	4,859,894
Total			18,695,359
Connecticut 4.2%
City of New Britain
Unlimited General Obligation Refunding Bonds
Series 2016A (BAM)
03/01/2020	5.000%	1,000,000	1,063,350
03/01/2021	5.000%	1,500,000	1,635,645

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2019	3.000%	500,000	510,670
11/15/2020	4.000%	350,000	369,649
11/15/2021	5.000%	500,000	553,455
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2019	3.000%	325,000	331,253
09/01/2020	4.000%	330,000	347,794
09/01/2021	5.000%	425,000	467,908
Connecticut Housing Finance Authority
Refunding Revenue Bonds
Subordinated Series 2016E-1
11/15/2046	3.500%	9,210,000	9,635,686
Revenue Bonds
Series 2014A-1
11/15/2044	4.000%	2,970,000	3,094,116
Connecticut Housing Finance Authority(d)
Revenue Bonds
Subordinated Series 2017 C-2 AMT
05/15/2020	2.750%	1,630,000	1,660,090
05/15/2021	3.000%	2,680,000	2,750,136
11/15/2021	3.000%	4,435,000	4,552,483
Connecticut State Health & Educational Facilities Authority(a)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2020	2.875%	670,000	670,174
09/01/2021	3.250%	850,000	850,144
State of Connecticut
Unlimited General Obligation Refunding Bonds
Series 2014C
12/15/2018	5.000%	5,200,000	5,352,880
Series 2014H
11/15/2019	5.000%	8,500,000	8,985,010
State of Connecticut Special Tax Revenue
Revenue Bonds
Transportation Infrastructure
Series 2016A
09/01/2021	5.000%	7,000,000	7,688,940
Total			50,519,383
Florida 3.0%
Citizens Property Insurance Corp.
Revenue Bonds
Series 2015A-1
06/01/2020	5.000%	3,925,000	4,158,851
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2019	1.650%	995,000	994,065
09/01/2020	1.900%	990,000	984,803
City of Orlando
Refunding Revenue Bonds
Senior Lien Tourist Development Tax
Series 2017 (AGM)
11/01/2020	4.000%	850,000	897,303
11/01/2021	4.000%	900,000	964,647
County of Broward Airport System(d)
Refunding Revenue Bonds
Series 2015C AMT
10/01/2019	5.000%	3,000,000	3,164,730
10/01/2020	5.000%	1,885,000	2,036,045
Revenue Bonds
Series 2017 AMT
10/01/2021	5.000%	1,480,000	1,634,408
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC) AMT
10/01/2022	5.000%	3,100,000	3,472,434
County of Miami-Dade Aviation(d)
Refunding Revenue Bonds
Series 2014 AMT
10/01/2020	5.000%	2,000,000	2,159,720
County of Miami-Dade Seaport Department
Revenue Bonds
Series 2013A
10/01/2019	5.000%	2,015,000	2,114,057
Florida Housing Finance Corp.
Revenue Bonds
Homeowner Mortgage Special Program
Series 2010A (GNMA / FNMA / FHLMC)
07/01/2028	5.000%	495,000	503,103
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B AMT
06/01/2023	5.000%	3,000,000	3,288,510
Hillsborough County Aviation Authority(d)
Refunding Revenue Bonds
Tampa International
Subordinated Series 2013A AMT
10/01/2019	5.000%	2,000,000	2,108,460
Pasco County School Board
Revenue Bonds
Series 2013
10/01/2018	5.000%	1,000,000	1,022,950

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School Board of Miami-Dade County (The)
Refunding Bonds Certificate of Participation
Series 2015D
02/01/2020	5.000%	2,250,000	2,391,075
Refunding Certificate of Participation
Series 2015A
05/01/2019	5.000%	2,000,000	2,080,560
St. John’s County School Board
Refunding Certificate of Participation
Series 2015
07/01/2020	5.000%	2,000,000	2,154,420
Total			36,130,141
Georgia 2.8%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2015
10/01/2032	2.350%	7,700,000	7,676,669
Georgia Power Company Plant Vogtle
Series 2017
12/01/2049	1.850%	4,350,000	4,332,121
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2019	5.000%	1,000,000	1,056,970
12/01/2020	5.000%	1,000,000	1,080,120
Georgia Housing & Finance Authority
Refunding Revenue Bonds
Single Family Mortgage
Series 2016A-1
12/01/2046	3.500%	3,190,000	3,312,815
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,445,000
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015
10/01/2048	2.350%	4,000,000	3,996,640
Peach County Development Authority
Revenue Bonds
USG Real Estate Foundation LLC
Series 2016
10/01/2018	1.200%	7,000,000	6,979,700
Total			33,880,035
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 13.9%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Dedicated
Series 2017F
12/01/2019	5.000%	6,000,000	6,200,040
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B AMT
01/01/2022	5.000%	5,000,000	5,544,000
Series 2013A AMT
01/01/2022	5.000%	5,675,000	6,292,440
Revenue Bonds
General Purpose Senior Lien
Series 2013C AMT
01/01/2021	5.000%	2,035,000	2,206,327
Chicago O’Hare International Airport
Refunding Revenue Bonds
Series 2015B
01/01/2020	5.000%	3,000,000	3,186,180
01/01/2021	5.000%	4,000,000	4,351,000
Chicago Park District
Limited General Obligation Refunding Bonds
Series 2015B
01/01/2019	4.000%	1,750,000	1,779,435
Series 2015C
01/01/2019	4.000%	1,805,000	1,835,360
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2020	5.000%	1,000,000	1,051,600
01/01/2021	5.000%	1,000,000	1,076,540
Chicago Transit Authority
Refunding Revenue Bonds
Federal Transit Administration Section 5307
Series 2015
06/01/2018	5.000%	6,000,000	6,064,380
06/01/2019	5.000%	5,000,000	5,205,950
Federal Transit Administration Section 5307 Urbanized Area Formula Funds
Series 2015
06/01/2020	5.000%	11,250,000	11,987,887
City of Chicago
Prerefunded 01/01/20 Revenue Bonds
Series 2009A
01/01/2022	5.000%	2,090,000	2,222,987
Refunding General Obligation Unlimited Bonds
Project
Series 2014A
01/01/2020	4.000%	1,175,000	1,208,605
Series 2015
01/01/2020	5.000%	1,625,000	1,702,285

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Bonds
Series 2008A
01/01/2021	5.250%	1,395,000	1,399,171
Series 2015A
01/01/2019	5.000%	1,300,000	1,328,912
01/01/2020	5.000%	3,480,000	3,638,862
Unlimited General Obligation Notes
Series 2015A
01/01/2021	5.000%	5,000,000	5,320,050
Unlimited General Obligation Refunding Bonds
Project
Series 2014A
01/01/2021	5.000%	4,875,000	5,191,290
Series 2016C
01/01/2022	5.000%	5,000,000	5,389,550
Unrefunded Unlimited General Obligation Bonds
Series 2008A (BAM-TCRS)
01/01/2019	5.000%	1,785,000	1,789,587
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2019	5.000%	2,810,000	2,891,631
01/01/2020	5.000%	1,000,000	1,054,300
01/01/2021	5.000%	1,000,000	1,078,590
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2018	5.000%	1,000,000	1,025,130
11/01/2019	5.000%	3,000,000	3,162,720
11/01/2020	5.000%	5,000,000	5,389,100
Revenue Bonds
2nd Lien Project
Series 2014
11/01/2018	4.000%	1,000,000	1,017,740
Second Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,593,780
City of Chicago Waterworks(e)
Revenue Bonds
Capital Appreciation Senior Lien
Series 2000 (AMBAC)
11/01/2019	0.000%	5,550,000	5,335,381
City of Springfield Electric
Refunding Revenue Bonds
Senior Lien
Series 2015
03/01/2019	5.000%	2,000,000	2,069,460
03/01/2020	5.000%	2,000,000	2,123,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Refunding Revenue Bonds
Advocate Health Care
Series 2014
08/01/2019	5.000%	600,000	629,058
Swedish Covenant Hospital
Series 2016
08/15/2018	5.000%	200,000	202,654
08/15/2019	5.000%	495,000	512,696
08/15/2020	5.000%	400,000	422,400
08/15/2021	5.000%	455,000	489,107
Illinois Finance Authority(f)
Refunding Revenue Bonds
Presbyterian Home
Series 2016
1-month USD LIBOR* 0.7 + 1.350% 05/01/2036	2.445%	2,400,000	2,412,336
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2014A
12/01/2020	5.000%	5,330,000	5,803,144
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015C
01/01/2019	5.000%	1,250,000	1,287,575
01/01/2020	5.000%	1,500,000	1,588,125
Northern Illinois Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
12/01/2022	5.000%	1,500,000	1,687,770
Regional Transportation Authority
Revenue Bonds
Series 2003B (NPFGC)
06/01/2019	5.500%	3,945,000	4,142,368
Series 2006A (NPFGC)
07/01/2018	5.000%	4,970,000	4,985,208
State of Illinois
Unlimited General Obligation Bonds
Series 2012
03/01/2018	5.000%	4,550,000	4,559,410
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,761,221
Series 2014
02/01/2018	4.000%	2,750,000	2,750,137
04/01/2019	5.000%	5,000,000	5,138,250
Series 2016
01/01/2020	5.000%	2,500,000	2,589,425
Series 2017D
11/01/2021	5.000%	5,000,000	5,279,000

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Build Illinois
Series 2009B
06/15/2020	5.000%	1,415,000	1,476,935
University of Illinois
Refunding Certificate of Participation
Series 2014C
03/15/2019	5.000%	1,555,000	1,605,118
Total			168,035,527
Indiana 1.1%
Indiana Finance Authority
Refunding Revenue Bonds
Indiana University Health
Series 2016A
12/01/2019	5.000%	1,100,000	1,166,154
Indiana Health & Educational Facilities Financing Authority
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2031	1.750%	5,000,000	4,942,500
Indiana Health Facility Financing Authority
Revenue Bonds
Ascension Health Subordinated Credit Group
Series 2016
11/01/2027	1.250%	3,565,000	3,516,552
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2017A-2 (GNMA) AMT
01/01/2039	4.000%	1,885,000	1,987,751
Series 2017C-2 (GNMA) AMT
01/01/2037	4.000%	2,000,000	2,105,980
Total			13,718,937
Iowa 0.2%
People’s Memorial Hospital of Buchanan County
Revenue Bonds
Series 2016
12/01/2018	1.500%	3,000,000	2,982,060
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,076,060
06/01/2022	5.000%	1,000,000	1,091,660
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #108
Series 2015B
08/01/2019	5.000%	5,000,000	5,247,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Project #112
Series 2016B
11/01/2021	5.000%	6,000,000	6,628,260
Project #117
Series 2017D
05/01/2020	5.000%	2,500,000	2,668,500
05/01/2021	5.000%	2,000,000	2,184,380
Project No. 100
Series 2011A
08/01/2018	5.000%	2,500,000	2,543,800
Total			21,440,110
Louisiana 0.8%
Louisiana State Citizens Property Insurance Corp.
Refunding Revenue Bonds
Series 2015
06/01/2018	5.000%	2,850,000	2,882,490
State of Louisiana
Unlimited General Obligation Bonds
Series 2015
05/01/2019	5.000%	4,250,000	4,436,277
Series 2015B
05/01/2019	5.000%	2,530,000	2,640,890
Total			9,959,657
Maine 0.4%
Maine State Housing Authority
Revenue Bonds
Series 2016B-1
11/15/2046	3.500%	4,215,000	4,407,963
Maryland 0.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2018	5.000%	305,000	308,910
07/01/2019	5.000%	500,000	521,230
Total			830,140
Massachusetts 1.5%
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Senior Series 2017A AMT
07/01/2020	4.000%	375,000	390,600
07/01/2021	4.000%	1,000,000	1,053,810
Series 2016J AMT
07/01/2019	4.000%	2,500,000	2,569,325
07/01/2020	4.000%	2,150,000	2,239,440

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/2019	5.000%	2,000,000	2,054,400
Series 2015A AMT
01/01/2019	5.000%	3,000,000	3,081,600
01/01/2022	5.000%	3,500,000	3,825,605
Massachusetts Housing Finance Agency(d)
Refunding Revenue Bonds
Single Family
Series 2017-188 AMT
12/01/2020	1.700%	885,000	873,291
06/01/2021	1.800%	685,000	674,150
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	2,000,000	1,995,580
Total			18,757,801
Michigan 1.1%
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-5
07/01/2018	5.000%	2,165,000	2,194,487
Series 2014H-1
10/01/2019	5.000%	1,415,000	1,489,585
Trinity Health Corp.
Series 2015
12/01/2019	5.000%	2,000,000	2,121,780
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014 25-A AMT
11/01/2018	5.000%	2,220,000	2,270,594
11/01/2019	5.000%	1,250,000	1,310,950
Royal Oak School District
Unlimited General Obligation Refunding Bonds
Series 2014
05/01/2019	5.000%	450,000	470,065
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B AMT
12/01/2018	5.000%	350,000	359,538
12/01/2019	5.000%	500,000	528,395
12/01/2020	5.000%	550,000	594,066
12/01/2021	5.000%	1,000,000	1,104,230
12/01/2022	5.000%	1,100,000	1,231,813
Total			13,675,503
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 1.7%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2020	4.000%	785,000	820,199
05/01/2021	4.000%	500,000	530,790
05/01/2022	4.000%	500,000	537,130
City of Minneapolis
Revenue Bonds
Housing - 1500 Nicollet Apartments Project
Series 2017
05/01/2021	3.000%	1,450,000	1,443,867
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2021	5.000%	1,460,000	1,623,885
11/15/2022	5.000%	600,000	680,868
Revenue Bonds
Union Flats Apartments Project
Series 2017B
02/01/2022	2.750%	2,125,000	2,109,530
Minnesota Housing Finance Agency
Refunding Revenue Bonds
Non-Ace Residential Housing
Series 2016S (GNMA)
07/01/2046	3.500%	7,170,000	7,443,679
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Residential Housing
Series 2014C (GNMA) AMT
07/01/2019	1.800%	1,450,000	1,451,001
Series 2017D (FNMA) AMT
01/01/2020	2.000%	1,000,000	999,430
Series 2017D (GNMA) AMT
07/01/2019	1.800%	1,000,000	1,000,130
01/01/2021	2.200%	1,575,000	1,573,220
Total			20,213,729
Mississippi 0.4%
Mississippi Development Bank
Refunding Revenue Bonds
Jackson Public School District Project
Series 2015A
04/01/2019	5.000%	1,250,000	1,299,375
04/01/2020	5.000%	1,000,000	1,065,610

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2018	4.000%	2,080,000	2,114,861
Total			4,479,846
Missouri 1.4%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2019	5.000%	300,000	309,177
03/01/2020	5.000%	325,000	342,586
03/01/2021	5.000%	400,000	428,848
City of St. Louis Airport
Refunding Revenue Bonds
Lambert-St. Louis International Airport
Series 2013
07/01/2018	5.000%	765,000	775,963
Kansas City Planned Industrial Expansion Authority
Revenue Bonds
2nd & DE Apartments
Series 2016
12/01/2018	1.500%	6,430,000	6,430,064
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2014
01/01/2020	5.000%	7,825,000	8,304,516
Total			16,591,154
Nebraska 1.7%
Central Plains Energy Project
Refunding Revenue Bonds
Series 2014 (Royal Bank of Canada)
08/01/2039	5.000%	14,500,000	15,309,970
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2019	5.000%	2,250,000	2,320,132
01/01/2020	5.000%	3,030,000	3,215,103
Total			20,845,205
Nevada 1.6%
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C AMT
07/01/2021	5.000%	5,000,000	5,494,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Las Vegas McCarran International Airport
Series 2017 AMT
07/01/2021	5.000%	2,500,000	2,749,750
07/01/2022	5.000%	2,240,000	2,516,461
Subordinated Series 2017A-1 AMT
07/01/2022	5.000%	3,000,000	3,370,260
County of Washoe(d)
Refunding Revenue Bonds
Sierra Pacific Power
Series 2016S AMT
08/01/2031	1.500%	5,500,000	5,457,430
Total			19,588,151
New Jersey 3.9%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2019	4.000%	500,000	511,335
03/01/2020	5.000%	400,000	422,816
03/01/2021	5.000%	650,000	701,695
03/01/2022	5.000%	500,000	549,010
New Jersey Building Authority
Refunding Revenue Bonds
Series 2009 Escrowed to Maturity
12/15/2018	5.000%	175,000	180,331
Series 2009A
12/15/2018	5.000%	2,520,000	2,584,562
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,759,526
Series 2014 Escrowed to Maturity
06/15/2018	5.000%	1,400,000	1,418,900
Series 2017B
11/01/2022	5.000%	2,285,000	2,506,919
Revenue Bonds
Series 2017DDD
06/15/2019	5.000%	500,000	518,015
06/15/2020	5.000%	500,000	528,095
Unrefunded Revenue Bonds
School Facilities Construction
Series 2014
06/15/2018	5.000%	3,600,000	3,640,248

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Princeton HealthCare System
Series 2016
07/01/2018	5.000%	540,000	546,901
07/01/2019	5.000%	525,000	547,139
07/01/2020	5.000%	650,000	693,973
07/01/2021	5.000%	750,000	819,202
New Jersey Higher Education Student Assistance Authority(d)
Revenue Bonds
Senior Series 2015-1A AMT
12/01/2018	5.000%	4,250,000	4,360,075
Series 2016-1A AMT
12/01/2018	5.000%	645,000	661,706
12/01/2020	5.000%	1,250,000	1,341,225
Student Loan
Series 2012-1A AMT
12/01/2018	5.000%	2,480,000	2,544,232
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,658,115
New Jersey Transit Corp
Revenue Bonds
Grant Anticipation Note
Series 2014A
09/15/2018	5.000%	3,500,000	3,563,140
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Transportation System
Series 1999A
06/15/2020	5.750%	5,000,000	5,294,150
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,548,092
Total			46,899,402
New York 15.2%
Chautauqua Utility District
Limited General Obligation Notes
BAN Series 2017
08/02/2018	2.250%	8,000,000	8,017,520
Cincinnatus Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/12/2018	2.250%	8,340,000	8,363,352
City of Glen Cove
Limited General Obligation Notes
BAN Series 2017A
04/05/2018	2.250%	9,988,460	9,996,750
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Subordinated Series 2013H-B-C Escrowed to Maturity
03/01/2019	5.000%	5,500,000	5,707,295
Unrefunded Unlimited General Obligation Bonds
Subordinated Series 2013H-B-CO
03/01/2019	5.000%	3,000,000	3,115,710
County of Broome
Limited General Obligation Notes
BAN Series 2017
05/04/2018	2.500%	10,000,000	10,025,300
County of Monroe
Limited General Obligation Bonds
Series 2016B
06/01/2018	5.000%	4,185,000	4,228,943
06/01/2019	5.000%	5,200,000	5,402,280
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2018	5.000%	1,825,000	1,829,876
03/01/2019	5.000%	2,000,000	2,073,840
Housing Development Corp.
Refunding Revenue Bonds
Series 2015G-2
11/01/2019	1.450%	2,500,000	2,493,125
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	2,984,190
Sustainable Neighborhood
Series 2017G
11/01/2057	2.000%	3,000,000	2,982,060
Metropolitan Transportation Authority
Revenue Bonds
Series 2005A (AMBAC)
11/15/2018	5.500%	5,000,000	5,161,600
Series 2008A
11/15/2018	5.000%	2,125,000	2,185,414
Transportation
Series 2010D
11/15/2018	5.000%	1,890,000	1,943,733
New York City Industrial Development Agency(d)
Refunding Revenue Bonds
Senior Trips
Series 2012A AMT
07/01/2019	5.000%	1,730,000	1,805,670
Trips Obligated Group
Senior Series 2012A AMT
07/01/2018	5.000%	4,655,000	4,719,937

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Personal Income Tax
Series 2017B
02/15/2023	5.000%	5,000,000	5,728,100
New York State Thruway Authority
Revenue Bonds
Series 2007H (NPFGC)
01/01/2019	5.000%	6,240,000	6,259,469
Series 2014J
01/01/2019	5.000%	1,200,000	1,238,304
New York State Urban Development Corp.
Refunding Revenue Bonds
Personal Income Tax
Series 2017
03/15/2024	5.000%	5,000,000	5,831,600
New York Transportation Development Corp.(d)
Refunding Revenue Bonds
American Airlines, Inc.
Series 2016 AMT
08/01/2018	5.000%	5,000,000	5,074,100
Terminal One Group Association
Series 2015 AMT
01/01/2021	5.000%	5,500,000	5,954,960
Salmon River Central School District
Unlimited General Obligation Notes
RAN Series 2017
06/28/2018	2.000%	9,000,000	9,012,780
Sauquoit Valley Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/20/2018	2.000%	7,000,000	7,010,500
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2017-206 AMT
10/01/2019	1.450%	1,470,000	1,457,887
04/01/2020	1.500%	1,340,000	1,324,938
10/01/2020	1.600%	1,490,000	1,470,183
04/01/2021	1.700%	1,730,000	1,704,569
10/01/2021	1.800%	1,165,000	1,143,657
04/01/2022	1.950%	1,300,000	1,281,813
Revenue Bonds
55th Series 2017 AMT
04/01/2019	1.500%	585,000	582,982
10/01/2019	1.650%	845,000	841,688
04/01/2020	1.750%	960,000	955,939
10/01/2020	1.800%	1,725,000	1,716,513
04/01/2021	1.950%	1,815,000	1,806,687
10/01/2021	2.050%	505,000	502,692
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stockbridge Valley Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/06/2018	2.250%	5,250,000	5,264,805
Town of Oyster Bay
General Obligation Limited Notes
BAN Series 2017A
06/01/2018	3.500%	10,000,000	10,047,700
General Obligation Unlimited Notes
BAN Series 2017B
02/02/2018	3.500%	1,650,000	1,650,128
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2019	4.000%	2,000,000	2,059,420
06/01/2020	5.000%	1,000,000	1,071,030
Utica School District
Unlimited General Obligation Notes
RAN Series 2017
06/26/2018	2.000%	10,000,000	10,030,100
Village of Cold Spring
Limited General Obligation Notes
BAN Series 2017
05/11/2018	2.250%	2,984,000	2,989,401
Wappingers Central School District
Unlimited General Obligation Notes
BAN Series 2017A
07/05/2018	2.250%	3,765,262	3,778,742
Westchester County Healthcare Corp.
Revenue Bonds
Senior Lien
Series 2010B
11/01/2019	5.000%	3,135,000	3,297,832
Total			184,125,114
North Carolina 0.2%
North Carolina Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2016-37A AMT
07/01/2039	3.500%	2,220,000	2,302,873
North Dakota 0.2%
North Dakota Housing Finance Agency
Refunding Revenue Bonds
Housing and Home Mortgage Finance Program
Series 2017
07/01/2019	1.700%	435,000	434,939
01/01/2020	1.750%	900,000	898,812
07/01/2020	1.850%	730,000	729,307
01/01/2021	1.950%	645,000	644,271
Total			2,707,329

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio 0.3%
Ohio Housing Finance Agency
Revenue Bonds
Series 2010-1 (GNMA / FNMA)
11/01/2028	5.000%	745,000	767,365
State of Ohio(d)
Revenue Bonds
Ohio Water Development Authority Waste Management
Series 2015 AMT
11/01/2022	1.700%	2,980,000	2,981,728
Total			3,749,093
Oklahoma 0.7%
Cleveland County Educational Facilities Authority
Revenue Bonds
Moore Public Schools Project
Series 2016
06/01/2019	5.000%	3,000,000	3,132,060
06/01/2020	5.000%	500,000	536,345
Norman Public Schools Project
Series 2014
07/01/2018	5.000%	2,400,000	2,435,088
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2018	4.000%	800,000	810,296
09/01/2019	4.000%	1,005,000	1,037,542
Total			7,951,331
Pennsylvania 4.6%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2017B AMT
07/01/2022	5.000%	500,000	562,385
Commonwealth of Pennsylvania
Unlimited General Obligation Bonds
1st Series 2012
06/01/2019	5.000%	5,650,000	5,903,289
1st Series 2013
04/01/2021	5.000%	5,000,000	5,462,350
Unlimited General Obligation Refunding Bonds
2nd Series 2009
07/01/2019	5.000%	7,335,000	7,677,985
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2019	5.000%	1,000,000	1,025,290
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2014 AMT
07/01/2041	2.250%	2,775,000	2,795,452
Series 2017A AMT
08/01/2037	1.700%	2,000,000	1,996,580
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2016-119
10/01/2041	3.500%	4,820,000	4,962,961
Series 2016-120
10/01/2046	3.500%	6,130,000	6,358,097
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A AMT
10/01/2019	1.350%	835,000	825,648
04/01/2020	1.450%	1,000,000	980,290
10/01/2020	1.550%	1,000,000	979,070
04/01/2021	1.650%	1,000,000	973,260
10/01/2021	1.750%	725,000	703,236
Pennsylvania Turnpike Commission(f)
Revenue Bonds
Series 2013B
Muni Swap Index Yield + 1.150% 12/01/2019	1.640%	3,070,000	3,097,384
Pittsburgh Public Parking Authority
Refunding Revenue Bonds
System
Series 2015A
12/01/2018	4.000%	1,750,000	1,784,038
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,498,750
School District of Philadelphia (The)
Unlimited General Obligation Refunding Bonds
Series 2015D
09/01/2019	5.000%	3,750,000	3,925,312
State Public School Building Authority
Refunding Revenue Bonds
The School District of Philadelphia Project
Series 2015
06/01/2019	5.000%	2,890,000	3,005,542
Total			55,516,919

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rhode Island 0.5%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Hospital Financing - Lifespan Obligation
Series 2016G
05/15/2018	5.000%	1,250,000	1,260,413
05/15/2019	5.000%	1,500,000	1,554,210
05/15/2022	5.000%	1,250,000	1,374,612
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Series 2016
10/01/2046	3.500%	1,575,000	1,630,141
Total			5,819,376
South Carolina 1.3%
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2009A-4
01/01/2019	5.000%	6,645,000	6,857,108
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2018	5.000%	1,100,000	1,132,197
12/01/2019	5.000%	1,250,000	1,325,875
South Carolina State Housing Finance & Development Authority
Refunding Revenue Bonds
Series 2016B-1
07/01/2043	3.500%	1,775,000	1,860,626
South Carolina State Housing Finance & Development Authority(d)
Refunding Revenue Bonds
Series 2016B-2 AMT
07/01/2043	4.000%	4,415,000	4,706,655
Total			15,882,461
Tennessee 1.5%
Memphis Health Educational & Housing Facility Board
Revenue Bonds
Forum Flats Apartments Project
Series 2017
12/01/2020	1.800%	1,350,000	1,350,472
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Ascension Senior Credit
Series 2016
11/15/2030	1.550%	3,000,000	2,970,360
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Energy Acquisition Corp.
Revenue Bonds
Series 2006C
02/01/2019	5.000%	9,920,000	10,238,333
02/01/2020	5.000%	3,820,000	4,047,901
Total			18,607,066
Texas 3.9%
City of Houston
Limited General Obligation Refunding Bonds
Series 2017A
03/01/2020	5.000%	875,000	935,996
03/01/2021	5.000%	1,000,000	1,097,360
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2013E AMT
11/01/2018	5.000%	10,980,000	11,265,041
Harris County-Houston Sports Authority
Refunding Revenue Bonds
Senior Lien
Series 2014A
11/15/2019	5.000%	3,000,000	3,173,370
Houston Independent School District Public Facility Corp.(e)
Revenue Bonds
Capital Appreciation-Cesar E. Chavez
Series 1998A (AMBAC)
09/15/2020	0.000%	2,685,000	2,561,222
Houston Independent School District Public Facility Corp.
Revenue Bonds
Series 2014
09/15/2019	5.000%	4,100,000	4,330,010
Matagorda County Navigation District No. 1(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 AMT
05/01/2030	1.750%	3,000,000	2,954,430
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2019	5.000%	1,350,000	1,392,579
01/01/2020	5.000%	1,105,000	1,173,366
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
12/01/2018	2.500%	2,225,000	2,227,114
Tarrant County Housing Finance Corp.
Revenue Bonds
Multifamily Housing Reserve Quebec Apartments
Series 2016
08/01/2018	1.000%	5,100,000	5,088,933

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Department of Housing & Community Affairs
Revenue Bonds
EMLI Liberty Crossing Housing
Series 2017
12/01/2020	1.800%	3,600,000	3,594,168
Texas State University System
Refunding Revenue Bonds
Series 2017A
03/15/2020	5.000%	1,580,000	1,688,056
03/15/2021	5.000%	1,600,000	1,754,096
University of Texas System (The)
Revenue Bonds
Series 2017J
08/15/2021	5.000%	3,895,000	4,328,630
Total			47,564,371
Utah 0.1%
Utah Housing Corp.(d)
Refunding Revenue Bonds
Series 2015D-1 Class III (FHA) AMT
01/01/2019	1.850%	1,500,000	1,499,310
Vermont 0.8%
Vermont Economic Development Authority
Revenue Bonds
Bennington College Real Estate Project
RAN Series 2017
07/01/2020	2.000%	10,000,000	9,784,300
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(g)
Revenue Bonds
Series 2015
09/01/2018	5.000%	1,720,000	1,745,490
09/01/2020	5.000%	750,000	790,590
Total			2,536,080
Virginia 2.0%
Louisa Industrial Development Authority
Refunding Revenue Bonds
Series 2015
11/01/2035	1.750%	7,000,000	7,016,870
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A
10/01/2040	2.150%	11,875,000	11,922,500
Virginia Electric & Power Co.
Series 2015A
11/01/2040	1.875%	5,000,000	4,981,250
Total			23,920,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 0.3%
Energy Northwest
Refunding Revenue Bonds
Wind Project
Series 2014
07/01/2018	5.000%	1,425,000	1,445,420
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015 AMT
12/01/2022	2.600%	1,030,000	1,039,322
Series 2017 AMT
06/01/2039	4.000%	1,180,000	1,252,995
Washington State Housing Finance Commission
Revenue Bonds
Series 2010A (GNMA / FNMA / FHLMC)
10/01/2028	4.700%	325,000	332,816
Total			4,070,553
Wisconsin 0.7%
Public Finance Authority
Loan Anticipation Notes
Lake Ocone Academy
Series 2017
10/01/2019	2.300%	3,585,000	3,577,973
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Tomah Memorial Hospital, Inc.
BAN Series 2017A
11/01/2020	2.650%	2,200,000	2,178,088
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA) AMT
09/01/2019	1.500%	400,000	396,964
03/01/2020	1.600%	350,000	346,539
03/01/2021	1.850%	525,000	517,744
09/01/2022	2.150%	870,000	858,177
Total			7,875,485
Wyoming 0.2%
Wyoming Community Development Authority(d)
Refunding Revenue Bonds
Series 2016-1 AMT
12/01/2038	3.500%	2,055,000	2,132,453
Total Municipal Bonds (Cost $1,007,837,613)			1,002,940,699

Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Short Term 14.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Colorado 0.1%
Colorado Health Facilities Authority
Refunding Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2018	1.890%	500,000	505,165
Connecticut 0.2%
City of New Haven
Unlimited General Obligation Notes
TAN Series 2017
05/15/2018	1.600%	2,000,000	2,005,120
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2018	1.660%	430,000	434,511
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2018	1.640%	265,000	267,101
Total			2,706,732
Illinois 0.4%
State of Illinois
Unlimited General Obligation Notes
Series 2017A
11/01/2018	2.390%	5,000,000	5,096,650
Massachusetts 0.1%
Town of Templeton
Limited General Obligation Notes
BAN Series 2017
11/30/2018	1.640%	1,600,000	1,607,920
Michigan 1.1%
Waterford School District
Limited General Obligation Notes
Series 2017 (Qualified School Bond Loan Fund)
09/25/2018	1.790%	13,500,000	13,538,745
New York 12.0%
Alexandria Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.710%	6,180,000	6,193,102
Bemus Point Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/27/2018	1.530%	15,430,000	15,474,130
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2017
06/29/2018	1.590%	5,000,000	5,013,250
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Bolivar-Richburg Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/13/2018	1.620%	5,730,000	5,745,643
City of Long Beach
Limited General Obligation Notes
BAN Series 2017B
02/15/2018	1.500%	1,100,000	1,100,219
City of New York(f)
Unlimited General Obligation Bonds
Fiscal 1995
Subordinated Series 2015F
Muni Swap Index Yield + 0.650% 02/15/2019	1.810%	6,250,000	6,263,625
City of Rome
Limited General Obligation Notes
BAN Series 2017B
03/29/2018	1.440%	8,562,750	8,573,872
Frankfort-Schuyler Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.640%	6,715,000	6,731,183
Holley Central School District
Unlimited General Obligation Notes
BAN Series 2017
07/11/2018	1.570%	6,375,000	6,393,615
Montauk Union Free School District
Limited General Obligation Notes
TAN Series 2017
06/28/2018	1.550%	3,800,000	3,810,792
Norwich City School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.610%	7,225,000	7,243,279
Oakfield-Alabama Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/26/2018	1.570%	15,660,000	15,701,969
Owego Appalachian Central School District
Unlimited General Obligation Notes
RAN Series 2017
10/26/2018	1.800%	4,455,000	4,446,669
RAN Series 2017C
10/26/2018	1.800%	2,830,000	2,824,708
Salmon River Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.640%	9,113,371	9,135,334

14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Schenevus Central School District
Unlimited General Obligation Notes
BAN Series 2017
06/29/2018	1.610%	6,700,000	6,717,085
Tompkins-Seneca-Tioga Board of Cooperative Educational Services
Revenue Notes
RAN Series 2017
06/29/2018	1.690%	10,000,000	10,022,500
Town of Eden
Limited General Obligation Notes
BAN Series 2017
03/08/2018	1.730%	8,440,180	8,442,322
Town of Oyster Bay
Limited General Obligation Notes
BAN Series 2017C
06/01/2018	1.990%	2,550,000	2,554,054
RAN Series 2017
02/23/2018	2.120%	2,000,000	2,000,445
Unadilla Valley Central School District
Unlimited General Obligation Notes
BAN Series 2017B
07/20/2018	1.660%	7,775,000	7,795,681
Village of Alden
Limited General Obligation Notes
BAN Series 2017
09/13/2018	1.470%	3,561,000	3,561,392
Total			145,744,869
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Wisconsin 0.4%
Public Finance Authority(d),(h)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 AMT
06/01/2023	1.600%	5,000,000	5,000,000
Total Municipal Short Term (Cost $174,403,945)			174,200,081

Money Market Funds 0.0%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(i)	617,229	617,229
Total Money Market Funds (Cost $617,167)		617,229
Total Investments (Cost $1,214,003,725)		1,208,903,009
Other Assets & Liabilities, Net		4,269,258
Net Assets		$1,213,172,267

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $20,452,438, which represents 1.69% of net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Variable rate security.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $2,536,080, which represents 0.21% of net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	15

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Abbreviation Legend  (continued)
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note
TCRS	Transferable Custody Receipts
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
16	Columbia Short Term Municipal Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	31,145,000	—	31,145,000
Municipal Bonds	—	1,002,940,699	—	1,002,940,699
Municipal Short Term	—	174,200,081	—	174,200,081
Money Market Funds	617,229	—	—	617,229
Total Investments	617,229	1,208,285,780	—	1,208,903,009
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2018	17

Portfolio of Investments
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Floating Rate Notes 1.1%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
Virginia College Building Authority(a),(b)
Revenue Bonds
University of Richmond Project
VRDN Series 2009 (Wells Fargo Bank)
11/01/2036	0.970%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 95.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 7.6%
Capital Region Airport Commission
Refunding Revenue Bonds
Series 2016A
07/01/2034	4.000%	1,125,000	1,186,650
Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/2021	5.000%	1,000,000	1,112,950
Revenue Bonds
Series 2009B
10/01/2021	5.000%	2,500,000	2,642,775
Series 2009C
10/01/2023	5.000%	3,000,000	3,070,050
Series 2010A
10/01/2023	5.000%	2,475,000	2,684,756
10/01/2027	5.000%	1,515,000	1,642,154
Norfolk Airport Authority
Refunding Revenue Bonds
Series 2011 (AGM)
07/01/2024	5.000%	1,000,000	1,097,810
Total			13,437,145
Higher Education 9.3%
Amherst Industrial Development Authority
Refunding Revenue Bonds
Educational Facilities Sweet Briar Institute
Series 2006
09/01/2026	5.000%	1,000,000	945,820
Lexington Industrial Development Authority
Revenue Bonds
VMI Development Board, Inc. Project
Series 2006A
12/01/2020	5.000%	1,400,000	1,528,744
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/2022	5.000%	1,245,000	1,365,416
Series 2011B
03/01/2021	5.000%	2,250,000	2,470,477
Revenue Bonds
Liberty University Projects
Series 2010
03/01/2022	5.000%	1,455,000	1,554,275
03/01/2023	5.000%	2,000,000	2,136,020
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/2026	5.250%	3,115,000	3,568,264
Virginia Polytechnic Institute & State University
Revenue Bonds
General Dorm and Dining Hall
Series 2015A
06/01/2027	4.000%	2,650,000	2,897,934
Total			16,466,950
Hospital 10.2%
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993I (NPFGC)
08/15/2019	5.250%	530,000	550,230
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/2020	5.250%	4,000,000	4,292,560
Norfolk Economic Development Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2012B
11/01/2027	5.000%	1,735,000	1,931,541
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carilion Clinic Obligation Group
Series 2010
07/01/2025	5.000%	3,500,000	3,764,880
Revenue Bonds
Carilion Clinic Obligation Group
Series 2012
07/01/2022	5.000%	2,000,000	2,255,340
07/01/2023	5.000%	1,000,000	1,116,190

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Stafford County Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare
Series 2016
06/15/2030	5.000%	1,300,000	1,459,406
06/15/2033	5.000%	200,000	222,514
06/15/2035	5.000%	1,000,000	1,107,210
Winchester Economic Development Authority
Refunding Revenue Bonds
Valley Health System Obligation Group
Series 2015
01/01/2032	5.000%	1,250,000	1,418,588
Total			18,118,459
Investor Owned 1.2%
Chesterfield County Economic Development Authority
Refunding Revenue Bonds
Virginia Electric & Power Co.
Series 2009A
05/01/2023	5.000%	2,000,000	2,083,080
Local Appropriation 5.4%
Appomattox County Economic Development Authority
Unrefunded Revenue Bonds
Series 2010
05/01/2022	5.000%	175,000	185,878
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Series 2017
02/15/2029	5.000%	1,000,000	1,190,370
Fairfax County Economic Development Authority
Revenue Bonds
Metrorail Parking Systems
Series 2017
04/01/2033	5.000%	745,000	871,389
Six Public Facilities Projects
Series 2010
04/01/2024	4.000%	1,000,000	1,025,440
Loudoun County Economic Development Authority
Revenue Bonds
Roads & Public Facilities Project
Series 2015
12/01/2025	5.000%	3,000,000	3,579,690
Series 2015
12/01/2028	5.000%	1,035,000	1,209,967
Virginia Beach Development Authority
Revenue Bonds
Series 2010C
08/01/2023	5.000%	1,380,000	1,490,179
Total			9,552,913
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 11.5%
City of Alexandria Virginia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2030	4.000%	1,000,000	1,108,290
City of Lynchburg Virginia
Unlimited General Obligation Refunding Bonds
Series 2017
08/01/2029	4.000%	840,000	922,076
City of Newport News
Unlimited General Obligation Refunding & Improvement Bonds
Water
Series 2007B
07/01/2020	5.250%	2,000,000	2,168,680
Unlimited General Obligation Refunding Bonds
Series 2016A
08/01/2031	5.000%	1,000,000	1,178,580
City of Norfolk
Unlimited General Obligation Refunding Bonds
Series 2017C
09/01/2033	4.000%	1,380,000	1,471,977
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Public Utilities
Series 2012A
07/15/2021	5.000%	3,000,000	3,322,080
City of Richmond
Unlimited General Obligation Bonds
Public Improvement
Series 2015B
03/01/2028	4.000%	2,000,000	2,170,540
Unlimited General Obligation Refunding Bonds
Series 2017B
07/15/2029	4.000%	2,000,000	2,229,760
Series 2017D
03/01/2028	5.000%	1,250,000	1,521,938
City of Suffolk
Unlimited General Obligation Refunding Bonds
Series 2014
02/01/2029	4.000%	2,000,000	2,158,020
County of Arlington
Unlimited General Obligation Bonds
Series 2017
08/15/2034	4.000%	2,000,000	2,166,500
Total			20,418,441

2	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 5.0%
Montgomery County Economic Development Authority
Refunding Revenue Bonds
Virginia Tech Foundation
Series 2017A
06/01/2029	5.000%	200,000	239,352
Rappahannock Regional Jail Authority
Refunding Revenue Bonds
Series 2015
10/01/2030	5.000%	1,725,000	2,016,163
Riverside Regional Jail Authority
Refunding Revenue Bonds
Series 2015
07/01/2028	5.000%	2,685,000	3,146,551
Western Regional Jail Authority
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,500,000	1,772,160
Series 2016
12/01/2033	5.000%	1,500,000	1,731,150
Total			8,905,376
Pool / Bond Bank 10.4%
Virginia College Building Authority
Refunding Revenue Bonds
Series 2016A
09/01/2033	3.000%	500,000	484,210
Virginia Public School Authority
Refunding Revenue Bonds
School Financing
Series 2009C
08/01/2025	4.000%	1,250,000	1,293,825
Virginia Resources Authority
Refunding Revenue Bonds
Revolving Fund
Series 2011A
08/01/2024	5.000%	1,395,000	1,544,153
Series 2015
10/01/2027	5.000%	1,500,000	1,786,515
State Revolving Fund
Subordinated Series 2005
10/01/2020	5.500%	3,500,000	3,848,740
10/01/2021	5.500%	6,475,000	7,332,938
Virginia Infrastructure Pooled
Series 2017F
11/01/2034	4.000%	1,000,000	1,080,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Virginia Pooled Financing Program
Series 2016S
11/01/2033	4.000%	1,000,000	1,076,400
Total			18,447,201
Refunded / Escrowed 11.5%
Appomattox County Economic Development Authority
Prerefunded 05/01/20 Revenue Bonds
Series 2010
05/01/2022	5.000%	1,315,000	1,410,850
Chesapeake Bay Bridge & Tunnel District
Refunding Revenue Bonds
General Resolution
Series 1998 Escrowed to Maturity (NPFGC)
07/01/2025	5.500%	4,000,000	4,776,400
City of Richmond
Prerefunded 07/15/20 Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/2024	5.000%	1,000,000	1,079,440
County of Fairfax
Prerefunded 04/01/21 Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2011A
04/01/2024	4.000%	2,000,000	2,144,280
County of Pittsylvania
Prerefunded 02/01/19 Unlimited General Obligation Bonds
Series 2008B
02/01/2023	5.500%	1,030,000	1,071,777
County of Smyth
Prerefunded 11/01/21 Unlimited General Obligation Bonds
Public Improvement
Series 2011A
11/01/2031	5.000%	4,000,000	4,464,800
Fairfax County Economic Development Authority
Prerefunded 04/01/20 Special Tax Bonds
Silver Line Phase I Project
Series 2011
04/01/2026	5.000%	1,000,000	1,072,450
Fairfax County Industrial Development Authority
Prerefunded 05/15/19 Revenue Bonds
Inova Health System Project
Series 2009C
05/15/2025	5.000%	1,000,000	1,045,440
Virginia Commonwealth Transportation Board
Prerefunded 05/15/22 Revenue Bonds
Capital Projects
Series 2012
05/15/2029	5.000%	3,000,000	3,392,880
Total			20,458,317

Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 2.5%
Albermarle County Economic Development Authority
Revenue Bonds
Westminster-Canterbury of the Blue Ridge
Series 2012
01/01/2032	4.625%	2,000,000	2,044,440
Hanover County Economic Development Authority
Revenue Bonds
Covenant Woods
Series 2012A
07/01/2022	4.000%	975,000	1,015,823
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster-Canterbury Corp.
Series 2015
10/01/2035	4.000%	1,320,000	1,331,577
Total			4,391,840
Sales Tax 1.3%
Northern Virginia Transportation Authority
Revenue Bonds
Series 2014
06/01/2032	5.000%	2,000,000	2,308,740
Special Non Property Tax 3.1%
Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2015
06/15/2029	5.000%	1,350,000	1,559,115
06/15/2030	5.000%	1,540,000	1,771,878
Hampton Roads Transportation Accountability Commission(c)
Revenue Bonds
Senior Lien Hampton Roads Transportation Fund
Series 2018A
07/01/2032	5.000%	1,150,000	1,363,750
Territory of Guam(d)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	850,000	891,786
Total			5,586,529
Special Property Tax 3.5%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2023	4.000%	1,000,000	998,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fairfax County Economic Development Authority
Refunding Special Tax Bonds
Silver Line Phase I Project
Series 2016
04/01/2031	4.000%	1,000,000	1,074,900
04/01/2032	4.000%	1,000,000	1,069,660
Marquis Community Development Authority of York County(e),(f)
Revenue Bonds
Convertible
Series 2015
09/01/2045	0.000%	644,000	452,159
Marquis Community Development Authority of York County
Tax Allocation Bonds
Series 2007B
09/01/2041	5.625%	2,084,000	1,436,376
Marquis Community Development Authority of York County(f)
Tax Allocation Bonds
Series 2007C
09/01/2041	0.000%	3,164,000	407,808
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2025	5.000%	690,000	707,360
Total			6,146,873
State Appropriated 0.9%
Virginia College Building Authority
Revenue Bonds
21st Century College Program
Series 2017
02/01/2034	4.000%	1,500,000	1,594,380
Transportation 4.7%
Virginia Commonwealth Transportation Board
Refunding Revenue Bonds
GARVEE Notes
Series 2017
03/15/2028	5.000%	2,000,000	2,413,700
Revenue Bonds
Series 2016
05/15/2030	4.000%	500,000	541,385
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	2,500,000	2,984,275
Revenue Bonds
Series 2017B
07/01/2034	5.000%	2,000,000	2,342,000
Total			8,281,360

4	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 3.7%
City of Chesapeake Expressway Toll Road
Revenue Bonds
Transportation System
Senior Series 2012A
07/15/2023	5.000%	1,025,000	1,155,841
07/15/2027	5.000%	1,000,000	1,098,080
Metropolitan Washington Airports Authority Dulles Toll Road(f)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2023	0.000%	5,000,000	4,238,150
Total			6,492,071
Water & Sewer 3.6%
County of Fairfax Sewer
Refunding Revenue Bonds
Series 2016A
07/15/2030	5.000%	1,000,000	1,188,570
Fairfax County Water Authority
Refunding Revenue Bonds
Series 2017
04/01/2029	5.000%	2,000,000	2,412,620
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Guam Government Waterworks Authority(d)
Revenue Bonds
Series 2016
07/01/2036	5.000%	350,000	379,222
Hampton Roads Sanitation District
Refunding Subordinated Revenue Bonds
Series 2016A
08/01/2031	5.000%	2,000,000	2,350,520
Total			6,330,932
Total Municipal Bonds (Cost $164,980,564)			169,020,607

Total Investments (Cost: $166,980,564)	171,020,607
Other Assets & Liabilities, Net	6,264,574
Net Assets	177,285,181

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate demand note where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate.
(c)	Represents a security purchased on a when-issued basis.
(d)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $1,271,008, which represents 0.72% of net assets.
(e)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $452,159, which represents 0.26% of net assets.
(f)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
VRDN	Variable Rate Demand Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free Virginia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Floating Rate Notes	—	2,000,000	—	2,000,000
Municipal Bonds	—	169,020,607	—	169,020,607
Total Investments	—	171,020,607	—	171,020,607
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free Virginia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 95.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.0%
County of Horry Airport
Revenue Bonds
Series 2010A
07/01/2020	5.000%	1,150,000	1,227,234
Charter Schools 1.3%
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2035	5.125%	1,000,000	1,002,610
South Carolina Jobs-Economic Development Authority
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	500,000	532,760
Total			1,535,370
Higher Education 7.4%
Clemson University
Revenue Bonds
Athletic Facility
Series 2014A
05/01/2028	5.000%	1,170,000	1,359,376
Coastal Carolina University
Revenue Bonds
Series 2015
06/01/2024	5.000%	1,500,000	1,732,500
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Furman University
Series 2015
10/01/2032	5.000%	1,895,000	2,176,465
University of South Carolina
Refunding Revenue Bonds
Series 2017B
05/01/2034	5.000%	1,500,000	1,745,895
Revenue Bonds
Moore School of Business Project
Series 2012
05/01/2026	5.000%	1,500,000	1,681,020
Total			8,695,256
Hospital 12.8%
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	1,500,000	1,691,100
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2027	5.000%	1,750,000	1,917,580
10/01/2031	5.000%	2,000,000	2,176,660
Greenville Health System
Refunding Revenue Bonds
Series 2008A
05/01/2021	5.250%	2,750,000	2,775,850
Lexington County Health Services District, Inc.
Refunding Revenue Bonds
Lexington Medical Center Obligated Group
Series 2017
11/01/2032	4.000%	1,050,000	1,090,351
Revenue Bonds
Lexington Medical Center
Series 2016
11/01/2034	5.000%	1,500,000	1,683,885
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Palmetto Health
Series 2005A (AGM)
08/01/2021	5.250%	2,000,000	2,026,420
Revenue Bonds
Bon Secours Health System, Inc.
Series 2013
11/01/2020	5.000%	1,000,000	1,083,410
11/01/2024	5.000%	450,000	506,057
Total			14,951,313
Joint Power Authority 4.3%
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2014B
12/01/2032	5.000%	1,250,000	1,387,788
Series 2016A
12/01/2028	5.000%	2,000,000	2,296,020
Unrefunded Revenue Bonds
Series 2009A
01/01/2028	5.000%	1,360,000	1,393,619
Total			5,077,427
Local Appropriation 26.0%
Berkeley County School District
Refunding Revenue Bonds
Securing Assets for Education
Series 2015A
12/01/2027	5.000%	1,500,000	1,723,290

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charleston Educational Excellence Finance Corp.
Refunding Revenue Bonds
Charleston County School
Series 2013
12/01/2025	5.000%	2,000,000	2,302,440
Charleston Public Facilities Corp.
Revenue Bonds
Series 2015A
09/01/2029	5.000%	1,000,000	1,169,390
City of Florence Accommodations Fee
Revenue Bonds
Series 2015
05/01/2030	4.000%	1,000,000	1,059,980
05/01/2035	5.000%	1,000,000	1,134,930
City of North Charleston
Revenue Bonds
Series 2012
06/01/2029	5.000%	2,280,000	2,525,351
County of Florence
Revenue Bonds
Series 2015
10/01/2028	5.000%	1,000,000	1,127,850
Dorchester County School District No. 2
Refunding Revenue Bonds
Growth Installment Purchase
Series 2013
12/01/2027	5.000%	1,000,000	1,145,920
Fort Mill School Facilities Corp.
Refunding Revenue Bonds
Fort Mills School District #4
Series 2015
12/01/2028	5.000%	1,000,000	1,153,440
Greenwood Fifty Schools Facilities, Inc.
Refunding Revenue Bonds
Greenwood School District #50
Series 2016 (BAM)
12/01/2027	5.000%	1,750,000	2,032,817
Kershaw County School District
Refunding Revenue Bonds
Series 2015
12/01/2025	5.000%	1,000,000	1,169,010
Lexington One School Facilities Corp.
Refunding Revenue Bonds
Lexington County School District
Series 2015
12/01/2026	5.000%	835,000	963,248
Lexington School District No. 2 Educational Facilities Corp.
Refunding Revenue Bonds
Series 2015B
12/01/2026	5.000%	1,815,000	2,070,153
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Newberry Investing in Children’s Education
Refunding Revenue Bonds
Newberry County School District
Series 2014
12/01/2029	5.000%	1,500,000	1,716,855
SCAGO Educational Facilities Corp. for Calhoun School District
Refunding Revenue Bonds
Series 2015 (BAM)
12/01/2026	5.000%	520,000	608,691
SCAGO Educational Facilities Corp. for Cherokee School District No. 1
Refunding Revenue Bonds
Series 2015
12/01/2028	5.000%	1,830,000	2,110,795
SCAGO Educational Facilities Corp. for Colleton School District
Refunding Revenue Bonds
Series 2015
12/01/2027	5.000%	1,295,000	1,480,729
SCAGO Educational Facilities Corp. for Pickens School District
Refunding Revenue Bonds
Series 2015
12/01/2029	5.000%	1,500,000	1,699,200
12/01/2030	5.000%	1,275,000	1,438,952
Sumter Two School Facilities, Inc.
Refunding Revenue Bonds
Sumter County School District No. 2
Series 2016 (BAM)
12/01/2027	5.000%	1,500,000	1,702,320
Total			30,335,361
Local General Obligation 4.2%
Anderson County School District No. 5
Unlimited General Obligation Bonds
South Carolina School District Credit Enhancement Program
Series 2017
03/01/2030	4.000%	2,245,000	2,457,759
Beaufort County School District
Unlimited General Obligation Bonds
Series 2014B
03/01/2023	5.000%	1,190,000	1,364,109
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Series 2015
04/01/2034	5.000%	940,000	1,066,176
Total			4,888,044
Municipal Power 2.7%
City of Rock Hill Combined Utility System
Refunding Revenue Bonds
Series 2012A (AGM)
01/01/2023	5.000%	1,560,000	1,729,104

2	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Easley Combined Utility System
Refunding Revenue Bonds
Series 2011 (AGM)
12/01/2028	5.000%	1,000,000	1,027,920
Guam Power Authority(b)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	315,000	347,949
Total			3,104,973
Ports 0.9%
South Carolina Ports Authority
Revenue Bonds
Series 2010
07/01/2023	5.250%	1,000,000	1,081,860
Refunded / Escrowed 5.5%
Anderson Regional Joint Water System
Prerefunded 07/15/22 Revenue Bonds
Series 2012
07/15/2028	5.000%	2,000,000	2,248,920
City of Columbia Waterworks & Sewer System
Prerefunded 02/01/21 Revenue Bonds
Series 2011A
02/01/2027	5.000%	1,000,000	1,094,800
County of Charleston
Prerefunded 08/01/19 Unlimited General Obligation Bonds
Improvement
Series 2009A
08/01/2023	5.000%	1,000,000	1,052,240
South Carolina Jobs-Economic Development Authority
Prerefunded 09/15/18 Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/2025	5.500%	1,925,000	1,974,318
Total			6,370,278
Resource Recovery 2.5%
Three Rivers Solid Waste Authority(c)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/2024	0.000%	1,835,000	1,518,628
10/01/2025	0.000%	1,835,000	1,455,081
Total			2,973,709
Retirement Communities 0.8%
South Carolina Jobs-Economic Development Authority(a)
Refunding Revenue Bonds
Wesley Commons
Series 2016
10/01/2026	5.000%	920,000	968,843
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.2%
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2010-1 (GNMA)
01/01/2028	5.000%	175,000	178,784
Special Non Property Tax 6.8%
City of Columbia
Revenue Bonds
Series 2014
02/01/2033	5.000%	1,195,000	1,361,858
City of Greenville Hospitality Tax
Improvement Refunding Revenue Bonds
Series 2011 (AGM)
04/01/2021	5.000%	1,290,000	1,409,286
City of Myrtle Beach
Revenue Bonds
Hospitality Fee
Series 2014B
06/01/2030	5.000%	560,000	622,754
City of Rock Hill
Revenue Bonds
Hospitality Fee Pledge
Series 2013
04/01/2023	5.000%	695,000	785,496
Greenville County Public Facilities Corp.
Refunding Certificate of Participation
Series 2014
04/01/2026	5.000%	890,000	1,020,171
Spartanburg County Tourist Public Facilities Corp.
Refunding Certificate of Participation
Public Facilities Corp.
Series 2016 (BAM)
04/01/2028	4.000%	580,000	626,064
Territory of Guam(b)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	400,000	419,664
Town of Hilton Head Island
Revenue Bonds
Beach Preservation Fee Pledge
Series 2017
08/01/2025	5.000%	400,000	471,572
Series 2011A
06/01/2023	5.000%	555,000	610,444
06/01/2024	5.000%	580,000	636,956
Total			7,964,265

Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 1.0%
City of Myrtle Beach
Refunding Tax Allocation Bonds
Myrtle Beach Air Force Base
Series 2016
10/01/2030	5.000%	1,000,000	1,134,410
State General Obligation 1.0%
State of South Carolina
Unlimited General Obligation Bonds
Series 2014B
04/01/2025	5.000%	1,000,000	1,170,600
Student Loan 1.2%
South Carolina State Education Assistance Authority
Revenue Bonds
Student Loan
Series 2009I
10/01/2024	5.000%	1,310,000	1,356,701
Transportation 6.6%
South Carolina Transportation Infrastructure Bank
Refunding Revenue Bonds
Infrastructure Bank
Series 2015A
10/01/2024	5.000%	2,000,000	2,335,840
Series 2005A (AMBAC)
10/01/2020	5.250%	4,880,000	5,329,204
Total			7,665,044
Water & Sewer 8.8%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2024	5.000%	1,000,000	1,167,820
City of Spartanburg Water System
Refunding Revenue Bonds
Series 2017B
06/01/2035	4.000%	1,375,000	1,465,365
City of Sumter Waterworks & Sewer System
Refunding Revenue Bonds
Series 2015
12/01/2027	4.000%	400,000	434,996
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Berkeley Water & Sewer
Refunding Revenue Bonds
Series 2008A (AGM)
06/01/2021	5.000%	1,000,000	1,012,040
Georgetown County Water & Sewer District
Refunding Revenue Bonds
Series 2015
06/01/2027	4.000%	450,000	483,386
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/2019	5.250%	1,000,000	1,041,130
Series 2010A
01/01/2020	5.000%	1,500,000	1,596,615
Series 2012
01/01/2024	5.000%	1,000,000	1,117,580
Spartanburg Sanitation Sewer District
Refunding Revenue Bonds
Series 2014B
03/01/2034	5.000%	1,000,000	1,132,840
Town of Lexington Waterworks & Sewer System
Refunding Revenue Bonds
Series 2017
06/01/2034	4.000%	750,000	808,567
Total			10,260,339
Total Municipal Bonds (Cost $108,344,032)			110,939,811

Money Market Funds 0.2%
	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund, Institutional Shares, 0.940%(d)	258,899	258,899
Total Money Market Funds (Cost $258,899)		258,899
Total Investments (Cost: $108,602,931)		111,198,710
Other Assets & Liabilities, Net		5,608,797
Net Assets		116,807,507

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $1,971,453, which represents 1.69% of net assets.
(b)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $767,613, which represents 0.66% of net assets.
(c)	Zero coupon bond.
4	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	The rate shown is the seven-day current annualized yield at January 31, 2018.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	110,939,811	—	110,939,811
Money Market Funds	258,899	—	—	258,899
Total Investments	258,899	110,939,811	—	111,198,710
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
6	Columbia AMT-Free South Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 94.6%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 1.6%
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	601,010
Raleigh Durham Airport Authority
Refunding Revenue Bonds
Series 2010A
05/01/2023	5.000%	2,000,000	2,145,320
Total			2,746,330
Higher Education 9.6%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	385,710
Series 2016B
10/01/2020	5.000%	1,380,000	1,498,087
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,163,340
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,298,540
North Carolina Capital Facilities Finance Agency
Unrefunded Revenue Bonds
Meredith College
Series 2008A
06/01/2031	6.000%	970,000	984,666
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2028	4.000%	955,000	1,014,420
10/01/2029	4.000%	625,000	657,437
University of North Carolina at Charlotte (The)
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	593,950
Series 2014
04/01/2030	5.000%	1,000,000	1,138,280
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	457,497
04/01/2030	5.000%	250,000	292,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,298,700
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,306,880
Total			16,089,575
Hospital 13.2%
Charlotte-Mecklenburg Hospital Authority (The)
Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2009A
01/15/2021	5.000%	1,000,000	1,032,790
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,400,004
North Carolina Medical Care Commission
Refunding Revenue Bonds
Mission Health System, Inc.
Series 2015
10/01/2036	5.000%	2,515,000	2,847,810
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	600,093
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,107,640
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,672,560
06/01/2036	5.000%	1,445,000	1,587,188
Series 2015
06/01/2030	5.000%	1,000,000	1,136,330
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,210,400
Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	4,022,636
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,474,836

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,132,260
Total			22,224,547
Joint Power Authority 2.4%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,301,160
Series 2016A
01/01/2028	5.000%	1,500,000	1,760,550
Total			4,061,710
Local Appropriation 19.7%
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,537,986
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2033	4.000%	800,000	839,416
03/01/2035	5.000%	1,000,000	1,133,340
City of Raleigh
Limited Obligation Refunding Revenue Bonds
Series 2016
02/01/2031	4.000%	385,000	416,177
02/01/2032	4.000%	775,000	828,033
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	578,140
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	866,250
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	290,890
06/01/2029	5.000%	250,000	289,623
County of Buncombe
Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	560,590
06/01/2029	5.000%	1,000,000	1,120,300
Series 2014A
06/01/2032	5.000%	1,635,000	1,872,893
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Cabarru
Revenue Bonds
Installment Financing Contract
Series 2016
04/01/2028	5.000%	1,000,000	1,176,280
County of Cabarrus
Revenue Bonds
Installment Financing Contract
Series 2017
06/01/2033	4.000%	500,000	537,460
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	441,732
County of Cumberland
Refunding Certificate of Participation
Improvement Projects
Series 2009-B1
12/01/2021	5.000%	2,775,000	2,941,889
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	238,741
County of Davidson
Revenue Bonds
Series 2016
06/01/2029	5.000%	1,000,000	1,177,870
County of Duplin
Revenue Bonds
Series 2016
04/01/2034	5.000%	1,000,000	1,136,070
County of Johnston
Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,142,360
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	766,617
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	443,175
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,353,252
04/01/2028	5.000%	1,290,000	1,487,486

2	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,767,420
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,055,390
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,017,955
County of Wayne
Revenue Bonds
Series 2017
06/01/2027	5.000%	350,000	421,113
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	579,965
06/01/2029	5.000%	500,000	578,160
Durham Capital Financing Corp.
Refunding Revenue Bonds
Series 2016
12/01/2028	5.000%	630,000	749,687
12/01/2029	5.000%	1,100,000	1,299,452
Mecklenburg County Public Facilities Corp.
Refunding Revenue Bonds
Series 2017
02/01/2027	5.000%	500,000	603,290
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	945,203
Total			33,194,205
Local General Obligation 4.1%
City of Winston-Salem
Unlimited General Obligation Bonds
Series 2016B
06/01/2023	5.000%	1,000,000	1,157,520
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	579,490
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	843,278
04/01/2024	5.000%	410,000	476,080
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,254,040
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/2020	5.000%	1,565,000	1,625,706
Total			6,936,114
Multi-Family 3.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,125,790
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,693,575
Western Carolina University
Limited Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	582,420
06/01/2028	5.000%	1,000,000	1,159,200
06/01/2029	5.000%	800,000	919,680
Total			5,480,665
Municipal Power 2.7%
City of Concord Utilities Systems
Refunding Revenue Bonds
Series 2009B
12/01/2019	5.000%	1,500,000	1,593,855
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,358,075
Greenville Utilities Commission
Revenue Bonds
Series 2008A (AGM)
11/01/2018	5.000%	1,040,000	1,068,101
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	520,000	574,392
Total			4,594,423
Ports 1.3%
North Carolina State Ports Authority
Revenue Bonds
Senior Lien
Series 2010B
02/01/2025	5.000%	2,000,000	2,129,880

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 12.9%
City of High Point Combined Water & Sewer System
Prerefunded 11/01/18 Revenue Bonds
Series 2008 (AGM)
11/01/2025	5.000%	1,000,000	1,027,020
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	880,160
City of Winston-Salem Water & Sewer System
Prerefunded 06/01/19 Revenue Bonds
Series 2009
06/01/2023	5.000%	1,000,000	1,046,050
County of Harnett
Prerefunded 06/01/19 Certificate of Participation
Series 2009
06/01/2022	5.000%	1,880,000	1,966,574
County of Mecklenburg
Prerefunded 02/01/19 Certificate of Participation
Series 2009A
02/01/2023	5.000%	1,000,000	1,035,630
County of Moore
Prerefunded 06/01/20 Revenue Bonds
Series 2010
06/01/2024	5.000%	1,635,000	1,760,470
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 (NPFGC)
10/01/2026	5.125%	2,500,000	2,793,275
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,211,923
North Carolina Capital Facilities Finance Agency
Prerefunded 01/01/19 Revenue Bonds
Wake Forest University
Series 2009
01/01/2026	5.000%	1,000,000	1,031,820
Prerefunded 06/01/18 Revenue Bonds
Meredith College
Series 2008A
06/01/2031	6.000%	30,000	30,455
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/19 Revenue Bonds
Series 2009B
01/01/2026	5.000%	1,500,000	1,549,125
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,160,490
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,481,470
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,160,490
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	557,948
University of North Carolina System
Prerefunded 10/01/18 Revenue Bonds
Series 2008A (AGM)
10/01/2022	5.000%	985,000	1,008,394
Total			21,701,294
Retirement Communities 4.1%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,034,680
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,721,994
Deerfield Episcopal Retirement Community
Series 2016
11/01/2031	5.000%	1,000,000	1,153,660
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	839,452
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,419,390
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	791,259
Total			6,960,435
Sales Tax 0.7%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,170,600
Single Family 1.2%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B
07/01/2037	3.850%	2,000,000	2,042,380

4	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.3%
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	500,000	524,580
State Appropriated 1.4%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,378,640
Transportation 0.6%
State of North Carolina
Revenue Bonds
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,047,699
Turnpike / Bridge / Toll Road 2.3%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	1,980,058
01/01/2032	5.000%	700,000	806,995
Series 2017 (AGM)
01/01/2031	5.000%	750,000	866,543
North Carolina Turnpike Authority(b)
Revenue Bonds
Series 2017C
07/01/2031	0.000%	500,000	284,205
Total			3,937,801
Water & Sewer 13.2%
City of Charlotte Water & Sewer System
Revenue Bonds
Series 2009B
07/01/2025	5.000%	5,835,000	6,289,838
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	305,807
05/01/2030	5.000%	660,000	759,284
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,371,168
06/01/2023	5.250%	2,000,000	2,335,860
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	305,723
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,443,312
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	906,672
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2033	4.000%	2,165,000	2,345,063
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	441,236
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,748,805
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	323,994
County of Union Enterprise System
Revenue Bonds
Series 2015
06/01/2029	5.000%	500,000	582,580
Guam Government Waterworks Authority(a)
Revenue Bonds
Series 2016
07/01/2036	5.000%	350,000	379,222
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	1,640,000	1,771,626
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	391,907
04/01/2031	5.000%	450,000	524,286
Total			22,226,383
Total Municipal Bonds (Cost $155,189,514)			159,447,261

Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Total Investments (Cost: $155,189,514)	159,447,261
Other Assets & Liabilities, Net	9,123,826
Net Assets	168,571,087
Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $1,478,194, which represents 0.88% of net assets.
(b)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
6	Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	159,447,261	—	159,447,261
Total Investments	—	159,447,261	—	159,447,261
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund | Quarterly Report 2018	7

Portfolio of Investments
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 1.7%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,119,672
Higher Education 4.5%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,099,070
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	574,985
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	166,239
University System of Maryland
Refunding Revenue Bonds
Series 2015A
04/01/2024	5.000%	1,000,000	1,169,970
Total			3,010,264
Hospital 22.6%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	847,650
Series 2017
07/01/2029	5.000%	250,000	289,402
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	559,300
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	662,328
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,129,200
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,105,430
Series 2017B
07/01/2031	5.000%	1,000,000	1,147,910
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	573,170
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,646,880
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2026	5.000%	1,210,000	1,343,306
07/01/2027	5.000%	1,000,000	1,105,510
Johns Hopkins Health System
Series 2012
07/01/2028	5.000%	1,000,000	1,116,700
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,702,845
MedStar Health
Series 2011
08/15/2022	5.000%	1,620,000	1,795,705
Total			15,025,336
Investor Owned 3.9%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Potomac
Series 2009
09/01/2022	6.200%	2,500,000	2,626,825
Local Appropriation 2.2%
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	641,259
Maryland State Transportation Authority
Refunding Revenue Bonds
Metrorail Parking Projects
Series 2014
07/01/2023	4.000%	750,000	814,380
Total			1,455,639
Local General Obligation 9.8%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	889,313
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvement
Series 2015
04/01/2027	5.000%	1,500,000	1,768,215

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	2,500,000	2,820,800
County of Prince George’s
Unlimited General Obligation Bonds
Series 2017A
09/15/2029	3.000%	1,000,000	1,018,440
Total			6,496,768
Multi-Family 9.3%
Howard County Housing Commission
Revenue Bonds
Gateway Village Apartments
Series 2016
06/01/2031	4.000%	870,000	914,657
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	775,508
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	645,792
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	839,688
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,012,191
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,191,003
Towson University Project
Senior Series 2012
07/01/2027	5.000%	700,000	770,231
Total			6,149,070
Municipal Power 0.4%
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	220,000	243,012
Other Bond Issue 4.6%
City of Baltimore
Refunding Revenue Bonds
Convention Center Hotel
Series 2017
09/01/2028	5.000%	750,000	889,178
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Montgomery
Revenue Bonds
Department of Liquor Control
Series 2009A
04/01/2022	5.000%	2,055,000	2,136,172
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	40,000	40,098
Total			3,065,448
Other Industrial Development Bond 1.3%
Maryland Economic Development Corp.
Refunding Revenue Bonds
CNX Marine Terminals, Inc.
Series 2010
09/01/2025	5.750%	800,000	840,184
Refunded / Escrowed 6.4%
City of Baltimore
Prerefunded 10/15/18 Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 2008A (AGM)
10/15/2022	5.000%	1,000,000	1,025,140
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,592,766
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,500,000	1,656,450
Total			4,274,356
Retirement Communities 5.5%
City of Gaithersburg
Refunding Revenue Bonds
Asbury Obligation Group
Series 2009B
01/01/2023	6.000%	1,250,000	1,340,225
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	579,510
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	533,710

The accompanying Notes to Financial Statements are an integral part of this statement.
2	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Charlestown Community
Series 2016A
01/01/2028	5.000%	1,000,000	1,177,820
Total			3,631,265
Single Family 0.9%
Maryland Community Development Administration Housing
Revenue Bonds
Series 2016
03/01/2036	3.250%	600,000	604,242
Special Non Property Tax 6.6%
Maryland Stadium Authority
Revenue Bonds
Baltimore City Public Schools
Series 2016
05/01/2029	5.000%	1,000,000	1,169,800
05/01/2030	5.000%	500,000	582,485
Maryland Stadium Authority(b)
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,172,180
State of Maryland Department of Transportation
Revenue Bonds
3rd Series 2015
12/15/2026	4.000%	1,000,000	1,089,380
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	350,000	367,206
Total			4,381,051
Special Property Tax 7.0%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	257,108
07/01/2024	5.000%	500,000	569,160
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	584,360
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	2,500,000	2,692,425
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	528,155
Total			4,631,208
State Appropriated 4.5%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,675,000	2,962,750
State General Obligation 1.7%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	548,420
Unlimited General Obligation Refunding Bonds
Series 2015B
08/01/2024	4.000%	500,000	558,705
Total			1,107,125
Transportation 1.8%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,193,710
Water & Sewer 3.5%
City of Baltimore
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,140,090
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,169,020
Total			2,309,110
Total Municipal Bonds (Cost $63,286,443)			65,127,035

Total Investments (Cost: $63,286,443)	65,127,035
Other Assets & Liabilities, Net	1,173,189
Net Assets	66,300,224

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $610,218, which represents 0.92% of net assets.
(b)	Represents a security purchased on a when-issued basis.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
4	Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Maryland Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	65,127,035	—	65,127,035
Total Investments	—	65,127,035	—	65,127,035
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia AMT-Free Maryland Intermediate Muni Bond Fund | Quarterly Report 2018	5

Portfolio of Investments
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Municipal Bonds 94.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 4.5%
City of Atlanta Department of Aviation
Refunding Revenue Bonds
General
Series 2010C
01/01/2025	5.000%	1,500,000	1,637,430
Revenue Bonds
Series 2012B
01/01/2027	5.000%	1,000,000	1,110,390
Total			2,747,820
Higher Education 11.9%
Atlanta Development Authority
Refunding Revenue Bonds
Panther Place LLC
Series 2017A
07/01/2028	5.000%	500,000	596,855
Bulloch County Development Authority
Refunding Revenue Bonds
Georgia Southern University Housing Foundation
Series 2012 (AGM)
08/01/2027	5.000%	500,000	556,460
Georgia Southern University Housing Foundation Four LLC
Series 2017
07/01/2034	5.000%	500,000	570,025
Carrollton Payroll Development Authority
Refunding Revenue Bonds
Anticipation Certificates - UWG Campus Center
Series 2012 (AGM)
08/01/2025	5.000%	800,000	891,784
Dahlonega Downtown Development Authority
Refunding Revenue Bonds
North Georgia MAC LLC Project
Series 2017
07/01/2032	4.000%	1,000,000	1,066,240
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	1,000,000	1,142,710
Gwinnett County Development Authority
Refunding Revenue Bonds
Georgia Gwinnett College Student Housing
Series 2017
07/01/2034	5.000%	1,000,000	1,148,790
Richmond County Development Authority
Refunding Revenue Bonds
ASU Jaguar Student Housing
Series 2012 (AGM)
02/01/2027	5.000%	750,000	838,312
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia Regents University Cancer Center
Series 2014 (AGM)
12/15/2032	5.000%	425,000	488,202
Total			7,299,378
Hospital 12.5%
Carroll City-County Hospital Authority
Refunding Revenue Bonds
Tanner Medical Center, Inc. Project
Series 2016
07/01/2030	4.000%	1,000,000	1,059,340
Cedartown Polk County Hospital Authority
Revenue Bonds
Floyd Healthcare Polk Medical Center
RAC Series 2016
07/01/2034	5.000%	490,000	539,774
Dalton Whitfield County Joint Development Authority
Revenue Bonds
Hamilton Health Care System Obligation
Series 2017
08/15/2033	5.000%	300,000	344,649
Fayette County Hospital Authority
Revenue Bonds
Fayette Community Hospital
Series 2009A
06/15/2023	5.250%	2,000,000	2,098,320
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System Project
Series 2017
02/15/2030	5.000%	300,000	342,495
Gwinnett County Hospital Authority
Revenue Bonds
Gwinnet Hospital System
Series 2007A (AGM)
07/01/2023	5.000%	2,000,000	2,092,340
Richmond County Hospital Authority
Refunding Revenue Bonds
University Health Services, Inc. Project
Series 2016
01/01/2028	5.000%	1,000,000	1,161,440
Total			7,638,358
Investor Owned 0.8%
Bartow County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Bowen Project
Series 2017
09/01/2029	2.050%	500,000	493,685

Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 4.3%
Municipal Electric Authority of Georgia
Refunding Revenue Bonds
Project One
Subordinated Series 2015A
01/01/2032	5.000%	1,000,000	1,121,360
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/2021	5.250%	1,395,000	1,516,895
Total			2,638,255
Local Appropriation 0.4%
Macon-Bibb County Urban Development Authority
Refunding Revenue Bonds
Macon-Bibb County Public Project
Series 2017
12/01/2032	5.000%	200,000	235,880
Local General Obligation 21.6%
Cherokee County Board of Education
Unlimited General Obligation Bonds
Series 2014A
08/01/2030	5.000%	1,000,000	1,155,550
City of Atlanta
Unlimited General Obligation Refunding Bonds
Series 2014A
12/01/2026	5.000%	500,000	588,325
City of Decatur
Unlimited General Obligation Bonds
Series 2016
08/01/2029	4.000%	750,000	822,180
Columbia County School District
Unlimited General Obligation Bonds
Series 2015
10/01/2022	5.000%	1,000,000	1,140,590
County of Columbia
Unlimited General Obligation Bonds
Sales Tax
Series 2015
04/01/2022	5.000%	285,000	321,910
County of DeKalb
Unlimited General Obligation Refunding Bonds
Special Transportation - Parks Greenspace
Series 2016
12/01/2027	5.000%	750,000	893,138
Forsyth County School District
Unlimited General Obligation Bonds
Series 2014
02/01/2028	5.000%	1,000,000	1,150,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gwinnett County School District
Unlimited General Obligation Refunding Bonds
Series 2010
02/01/2024	5.000%	1,500,000	1,755,900
Jefferson City School District
Unlimited General Obligation Refunding Bonds
Series 2017
02/01/2031	4.000%	500,000	539,340
Pierce County School District
Unlimited General Obligation Bonds
Series 2017
01/01/2032	4.000%	425,000	457,814
Sandy Springs Public Facilities Authority
Revenue Bonds
City Center Project
Series 2015
05/01/2028	5.000%	1,000,000	1,189,340
South Fulton Municipal Regional Water & Sewer Authority
Refunding Revenue Bonds
Series 2014
01/01/2031	5.000%	1,000,000	1,125,500
Winder-Barrow Industrial Building Authority
Refunding Revenue Bonds
City of Winder Project
Series 2012 (AGM)
12/01/2024	5.000%	1,900,000	2,103,205
Total			13,243,242
Multi-Family 1.7%
Cobb County Development Authority
Refunding Revenue Bonds
Kennesaw State University
Junior Subordinated Series 2014
07/15/2029	5.000%	980,000	1,063,643
Municipal Power 0.4%
Guam Power Authority(a)
Refunding Revenue Bonds
Series 2012A (AGM)
10/01/2024	5.000%	220,000	243,012
Other Bond Issue 0.9%
Columbus Housing Authority
Revenue Bonds
Eagles Trace Apartments Project
Series 2015
12/01/2025	3.250%	620,000	550,374

2	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prep School 0.9%
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	5.000%	500,000	546,985
Prepaid Gas 0.5%
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
09/15/2019	5.250%	295,000	310,632
Refunded / Escrowed 8.8%
DeKalb Newton & Gwinnett Counties Joint Development Authority
Prerefunded 07/01/19 Revenue Bonds
GGC Foundation LLC Project
Series 2009
07/01/2024	5.500%	2,500,000	2,639,350
Georgia State Road & Tollway Authority
Prerefunded 01/01/19 Revenue Bonds
Federal Highway Grant
Series 2009A
06/01/2021	5.000%	1,000,000	1,046,050
Metropolitan Atlanta Rapid Transit Authority
Prerefunded 07/01/22 Revenue Bonds
Third Indenture
Series 2012A
07/01/2030	5.000%	1,500,000	1,705,500
Total			5,390,900
Retirement Communities 0.9%
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2025	4.000%	500,000	540,955
Sales Tax 1.4%
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
3rd Indenture
Series 2014A
07/01/2024	5.000%	750,000	868,230
Single Family 1.6%
Georgia Housing & Finance Authority
Revenue Bonds
Series 2014B-1
12/01/2029	3.000%	1,000,000	996,020
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Non Property Tax 0.5%
Territory of Guam(a)
Revenue Bonds
Series 2011A
01/01/2031	5.000%	300,000	314,748
Special Property Tax 5.0%
Atlanta & Fulton County Recreation Authority
Refunding Revenue Bonds
Park Improvement
Series 2014A
12/01/2028	5.000%	525,000	604,790
12/01/2033	5.000%	1,000,000	1,143,900
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2024	5.000%	250,000	286,815
Eastside Project
Series 2016
01/01/2028	5.000%	300,000	343,800
01/01/2029	5.000%	300,000	342,207
01/01/2030	5.000%	300,000	340,398
Total			3,061,910
State General Obligation 1.0%
State of Georgia
Unlimited General Obligation Refunding Bonds
Series 2017C
07/01/2027	5.000%	500,000	609,890
Turnpike / Bridge / Toll Road 1.1%
Georgia State Road & Tollway Authority(b),(c)
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	1,000,000	697,150
Water & Sewer 14.1%
Augusta Water & Sewerage Revenue
Refunding Revenue Bonds
Series 2017
10/01/2029	3.000%	750,000	741,960
Cherokee County Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
08/01/2031	5.000%	250,000	291,953
City of Atlanta Water & Wastewater
Refunding Revenue Bonds
Series 2015
11/01/2030	5.000%	1,000,000	1,161,140

Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017A
11/01/2034	5.000%	1,000,000	1,179,940
City of Columbus Water & Sewerage
Refunding Revenue Bonds
Series 2016
05/01/2032	5.000%	350,000	408,023
City of Gainesville Water & Sewerage
Refunding Revenue Bonds
Series 2014
11/15/2026	5.000%	1,500,000	1,755,120
County of DeKalb Water & Sewage
Refunding Revenue Bonds
Series 2006B
10/01/2021	5.250%	2,000,000	2,243,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Villa Rica Public Facilities Authority
Refunding Revenue Bonds
Water & Sewer Project
Series 2015
03/01/2031	5.000%	750,000	855,772
Total			8,637,448
Total Municipal Bonds (Cost $56,811,057)			58,128,515

Total Investments (Cost: $56,811,057)	58,128,515
Other Assets & Liabilities, Net	3,168,067
Net Assets	61,296,582

Notes to Portfolio of Investments
(a)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2018, the value of these securities amounted to $557,760, which represents 0.91% of net assets.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2018, the value of these securities amounted to $697,150, which represents 1.14% of net assets.
(c)	Zero coupon bond.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
¦	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
¦	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
¦	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
4	Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia AMT-Free Georgia Intermediate Muni Bond Fund, January 31, 2018 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments
Municipal Bonds	—	58,128,515	—	58,128,515
Total Investments	—	58,128,515	—	58,128,515
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
There were no transfers of financial assets between levels during the period.
Columbia AMT-Free Georgia Intermediate Muni Bond Fund | Quarterly Report 2018	5

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2018